Schedule of Investments Dividend Growth Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 93.5%
Banks 3.4%
11,650	JPMorgan Chase & Co.	$1,818,332
8,550	PNC Financial Services Group, Inc.	1,145,358
		2,963,690
Capital Markets 6.5%
1,275	BlackRock, Inc.	957,818
7,700	Cboe Global Markets, Inc.	1,402,863
30,325	Charles Schwab Corp.	1,859,529
18,300	Morgan Stanley	1,451,922
		5,672,132
Chemicals 1.2%
20,140	Novozymes AS Class B	1,044,252
Commercial Services & Supplies 0.3%
2,853	Veralto Corp.*	220,394
Consumer Finance 1.2%
6,050	American Express Co.	1,033,159
Consumer Staples Distribution & Retail 1.7%
9,600	Walmart, Inc.	1,494,624
Distributors 1.4%
28,250	LKQ Corp.	1,257,973
Electronic Equipment, Instruments & Components 5.3%
30,400	Amphenol Corp. Class A	2,766,096
26,770	Corning, Inc.	762,677
4,625	Zebra Technologies Corp. Class A*	1,096,033
		4,624,806
Energy Equipment & Services 1.1%
18,675	Schlumberger NV	971,847
Entertainment 5.1%
21,550	Electronic Arts, Inc.	2,974,115
16,375	Walt Disney Co.*	1,517,799
		4,491,914
Financial Services 0.8%
23,725	Equitable Holdings, Inc.	728,120
Food Products 4.4%
15,075	McCormick & Co., Inc.	977,312
1,285	McCormick & Co., Inc.	82,870
20,150	Mondelez International, Inc. Class A	1,431,859
41,025	Tootsie Roll Industries, Inc.	1,357,517
		3,849,558
Ground Transportation 1.6%
42,425	CSX Corp.	1,370,328
Number of Shares		Value
Health Care Equipment & Supplies 1.9%
4,150	Becton Dickinson & Co.	$980,147
8,975	Medtronic PLC	711,448
		1,691,595
Health Care Providers & Services 1.3%
2,125	UnitedHealth Group, Inc.	1,175,061
Industrial Conglomerates 1.8%
8,200	Honeywell International, Inc.	1,606,544
Industrial REITs 1.2%
18,685	Terreno Realty Corp.	1,067,100
Insurance 2.1%
2,675	Aon PLC Class A	878,711
4,775	Marsh & McLennan Cos., Inc.	952,230
		1,830,941
Interactive Media & Services 0.3%
9,350	Match Group, Inc.*	302,753
Life Sciences Tools & Services 4.7%
13,535	Agilent Technologies, Inc.	1,729,773
10,910	Danaher Corp.	2,436,312
		4,166,085
Machinery 1.4%
5,050	Nordson Corp.	1,188,467
Media 1.6%
33,400	Comcast Corp. Class A	1,399,126
Metals & Mining 3.3%
29,125	Freeport-McMoRan, Inc.	1,086,945
37,325	Wheaton Precious Metals Corp.	1,825,193
		2,912,138
Multi-Utilities 1.5%
12,400	DTE Energy Co.	1,290,964
Office REITs 1.7%
80,310	Equity Commonwealth	1,509,025
Oil, Gas & Consumable Fuels 2.4%
36,500	Devon Energy Corp.	1,641,405
6,969	Shell PLC	225,229
3,560	Shell PLC ADR	234,248
		2,100,882
Pharmaceuticals 5.4%
35,885	AstraZeneca PLC ADR	2,317,812
3,755	Eli Lilly & Co.	2,219,355
2,025	Novartis AG ADR	198,248
820	Sandoz Group AG ADR*	23,407
		4,758,822
See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Professional Services 1.1%
4,300	Automatic Data Processing, Inc.	$988,656
Semiconductors & Semiconductor Equipment 12.1%
13,275	Analog Devices, Inc.	2,434,370
19,530	Applied Materials, Inc.	2,925,203
22,675	QUALCOMM, Inc.	2,926,209
13,955	Universal Display Corp.	2,361,186
		10,646,968
Software 5.7%
2,370	Intuit, Inc.	1,354,360
9,675	Microsoft Corp.	3,665,954
		5,020,314
Specialty Retail 2.1%
21,100	TJX Cos., Inc.	1,859,121
Technology Hardware, Storage & Peripherals 3.1%
14,250	Apple, Inc.	2,706,788
Textiles, Apparel & Luxury Goods 3.0%
13,220	Cie Financiere Richemont SA Class A	1,648,537
Number of Shares		Value
Textiles, Apparel & Luxury Goods – cont'd
9,270	NIKE, Inc. Class B	$1,022,203
		2,670,740
Wireless Telecommunication Services 1.8%
10,225	T-Mobile U.S., Inc.	1,538,351
Total Common Stocks (Cost $59,594,252)		82,153,238

Short-Term Investments 6.4%
Investment Companies 6.4%
5,599,886	State Street Institutional Treasury Money Market Fund Premier Class(a), 5.31%(a) (Cost $5,599,886)	5,599,886
Total Investments 99.9% (Cost $65,194,138)		87,753,124
Other Assets Less Liabilities 0.1%		79,923
Net Assets 100.0%		$87,833,047

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2023.
See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$82,153,238	$—	$—	$82,153,238
Short-Term Investments	—	5,599,886	—	5,599,886
Total Investments	$82,153,238	$5,599,886	$—	$87,753,124

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 79.1%
Australia 1.2%
80,585	Rio Tinto PLC	$5,492,644
Brazil 3.6%
1,029,908	B3 SA - Brasil Bolsa Balcao	2,782,941
590,191	Banco do Brasil SA	6,507,383
514,166	Equatorial Energia SA	3,557,968
480,635	Petroleo Brasileiro SA	3,506,588
		16,354,880
Canada 0.5%
112,569	Parex Resources, Inc.	2,308,704
Chile 0.6%
155,218	Antofagasta PLC	2,760,024
China 18.3%
1,163,436	Alibaba Group Holding Ltd.*	10,835,580
57,000	BYD Co. Ltd. Class H	1,532,395
11,143,000	China Construction Bank Corp. Class H	6,447,884
1,127,478	CITIC Securities Co. Ltd. Class A	3,384,256
847,600	Foxconn Industrial Internet Co. Ltd. Class A	1,791,001
113,213	KE Holdings, Inc. ADR	1,803,483
17,302	Kweichow Moutai Co. Ltd. Class A	4,337,515
255,159	Midea Group Co. Ltd. Class A	1,844,919
1,120,097	NARI Technology Co. Ltd. Class A	3,449,877
29,963	NetEase, Inc. ADR	3,400,201
40,714	PDD Holdings, Inc. ADR*	6,002,872
171,408	Proya Cosmetics Co. Ltd. Class A	2,480,159
379,041	Shenzhen Inovance Technology Co. Ltd. Class A	3,501,255
85,516	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	3,480,761
1,201,500	Shenzhen Topband Co. Ltd. Class A	1,662,830
376,500	Tencent Holdings Ltd.	15,761,205
152,444	Trip.com Group Ltd. ADR*	5,362,980
498,000	Tsingtao Brewery Co. Ltd. H Shares	3,289,696
192,800	WuXi AppTec Co. Ltd. Class H(a)	2,258,421
		82,627,290
Hong Kong 0.7%
90,700	Hong Kong Exchanges & Clearing Ltd.	3,218,676
Number of Shares		Value
Hungary 0.8%
136,048	Richter Gedeon Nyrt	$3,428,960
India 16.9%
12,416,910	API Holdings Ltd.*#(b)(c)	720,652
46,314	Apollo Hospitals Enterprise Ltd.	3,081,722
924,140	Aptus Value Housing Finance India Ltd.	3,220,326
28,181	Bajaj Finance Ltd.	2,409,420
51,986	Best Agrolife Ltd.	547,951
2,098,073	Bharat Electronics Ltd.	3,673,161
294,931	Cholamandalam Investment & Finance Co. Ltd.	3,955,696
80,712	GMM Pfaudler Ltd.	1,442,133
141,618	HDFC Bank Ltd.	2,643,395
300,157	ICICI Bank Ltd.	3,365,682
188,976	IndusInd Bank Ltd.	3,326,589
183,332	JB Chemicals & Pharmaceuticals Ltd.	3,286,593
268,186	Jupiter Life Line Hospitals Ltd.*#(c)	3,486,068
89,307	Larsen & Toubro Ltd.	3,341,018
463,830	National Stock Exchange of India Ltd.*#(b)(c)	17,798,168
4,084	Pine Labs PTE Ltd.*#(b)(c)	1,240,066
77,688	Reliance Industries Ltd.	2,216,230
1,758,380	SBFC Finance Ltd.*	1,897,675
194,464	Sun Pharmaceutical Industries Ltd.	2,857,716
376,484	Syrma SGS Technology Ltd.	2,584,120
43,916	Tube Investments of India Ltd.	1,766,804
138,719	Venus Pipes & Tubes Ltd.(a)	2,202,537
28,019	Voltamp Transformers Ltd.	1,864,646
716,490	Zaggle Prepaid Ocean Services Ltd.*#(c)	2,026,770
444,250	Zaggle Prepaid Ocean Services Ltd.*	1,262,798
		76,217,936
Indonesia 1.4%
3,565,800	Bank Central Asia Tbk. PT	2,063,382
12,129,000	Bank Negara Indonesia Persero Tbk. PT	4,125,111
		6,188,493
Korea 8.8%
7,515	LG Chem Ltd.	2,918,277
27,798	Orion Corp.	2,536,003
395,131	Samsung Electronics Co. Ltd.	22,296,273
144,658	Samsung Engineering Co. Ltd.*	2,831,155
87,586	SK Hynix, Inc.	9,090,234
		39,671,942
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Mexico 1.9%
541,341	Grupo Financiero Banorte SAB de CV Class O	$5,037,368
964,085	Wal-Mart de Mexico SAB de CV(d)	3,795,615
		8,832,983
Peru 0.8%
27,458	Credicorp Ltd.	3,446,803
Philippines 1.3%
1,309,960	BDO Unibank, Inc.	3,151,553
172,900	SM Investments Corp.	2,551,903
		5,703,456
Poland 1.0%
40,316	Dino Polska SA*(a)	4,492,207
Saudi Arabia 3.1%
330,453	Ades Holding Co.*	1,893,840
93,979	Al-Dawaa Medical Services Co.	2,560,217
356,993	Alinma Bank	3,406,730
49,458	Arabian Drilling Co.	2,307,117
438,315	Saudi Arabian Oil Co.(a)	3,878,997
		14,046,901
South Africa 1.3%
189,697	Absa Group Ltd.	1,748,518
185,264	Bid Corp. Ltd.(d)	4,061,484
		5,810,002
Taiwan 11.9%
207,600	Accton Technology Corp.	3,541,959
325,000	Chroma ATE, Inc.	2,236,716
862,000	Chunghwa Telecom Co. Ltd.	3,297,343
1,113,000	Far EasTone Telecommunications Co. Ltd.	2,953,512
28,000	Global Unichip Corp.	1,478,873
477,779	Hiwin Technologies Corp.	3,494,638
94,000	Jentech Precision Industrial Co. Ltd.	1,949,808
162,000	MediaTek, Inc.	4,900,448
1,415,839	Taiwan Semiconductor Manufacturing Co. Ltd.	26,150,420
1,673,000	Uni-President Enterprises Corp.	3,909,379
		53,913,096
Thailand 1.1%
757,600	Bangkok Bank PCL	3,230,474
414,800	PTT Exploration & Production PCL	1,774,640
		5,005,114
Number of Shares		Value
United Arab Emirates 1.4%
3,246,791	Adnoc Gas PLC	$2,899,750
2,296,103	Dubai Islamic Bank PJSC	3,451,141
		6,350,891
United States 2.5%
15,084	Globant SA*	3,330,547
72,192	Las Vegas Sands Corp.	3,329,495
10,115	NVIDIA Corp.	4,730,786
		11,390,828

Total Common Stocks (Cost $326,413,734)		357,261,830
Preferred Stocks 2.3%
India 2.3%
217,973	Gupshup, Inc., Series F*#(b)(c)	3,398,199
9,762	Pine Labs PTE Ltd., Series 1*#(b)(c)	2,964,134
2,439	Pine Labs PTE Ltd., Series A*#(b)(c)	740,602
2,654	Pine Labs PTE Ltd., Series B*#(b)(c)	805,914
2,147	Pine Labs PTE Ltd., Series B2*#(b)(c)	651,958
3,993	Pine Labs PTE Ltd., Series C*#(b)(c)	1,212,594
841	Pine Labs PTE Ltd., Series C1*#(b)(c)	255,731
900	Pine Labs PTE Ltd., Series D*#(b)(c)	273,960
Total Preferred Stocks (Cost $13,478,212)		10,303,092
Exchange-Traded Funds 10.1%
913,000	iShares Core MSCI Emerging Markets ETF (Cost $45,192,587)	45,330,450

Short-Term Investments 4.4%
Investment Companies 4.4%
20,057,166	State Street Institutional Treasury Money Market Fund Premier Class, 5.31%(e) (Cost $20,057,166)	20,057,166
Total Investments 95.9% (Cost $405,141,699)		432,952,538
Other Assets Less Liabilities 4.1%		18,489,779
Net Assets 100.0%		$451,442,317

*	Non-income producing security.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2023 amounted to $12,832,162, which represents 2.8% of net assets of the Fund.

(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of November 30, 2023 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2023 amounted to $35,574,816, which represents 7.9% of net assets of the Fund.

(d)	All or a portion of this security is on loan at November 30, 2023. Total value of all such securities at November 30, 2023 amounted to $3,723,052 for the Fund.
(e)	Represents 7-day effective yield as of November 30, 2023.
#  This security has been deemed by Management to be illiquid, and is subject to restrictions on resale. Total value of all such securities at November 30, 2023 amounted to $35,574,816, which represents 7.9% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2023	Fair Value Percentage of Net Assets as of 11/30/2023
API Holdings Ltd.	10/18/2021	$8,879,972	$720,652	0.2%
Gupshup, Inc. (Ser. F Preferred Shares)	7/16/2021	4,983,996	3,398,199	0.7%
Jupiter Life Line Hospitals Ltd.	8/22/2023	2,371,935	3,486,068	0.8%
National Stock Exchange of India Ltd.	4/16/2018	6,776,833	17,798,168	3.9%
Pine Labs PTE Ltd.	7/6/2021	1,522,760	1,240,066	0.3%
Pine Labs PTE Ltd. (Series 1 Preferred Shares)	7/6/2021	3,639,859	2,964,134	0.6%
Pine Labs PTE Ltd. (Series A Preferred Shares)	7/6/2021	909,406	740,602	0.2%
Pine Labs PTE Ltd. (Series B Preferred Shares)	7/6/2021	989,570	805,914	0.2%
Pine Labs PTE Ltd. (Series B2 Preferred Shares)	7/6/2021	800,530	651,958	0.1%
Pine Labs PTE Ltd. (Series C Preferred Shares)	7/6/2021	1,488,830	1,212,594	0.3%
Pine Labs PTE Ltd. (Series C1 Preferred Shares)	7/6/2021	313,575	255,731	0.1%
Pine Labs PTE Ltd. (Series D Preferred Shares)	7/6/2021	335,574	273,960	0.1%
Zaggle Prepaid Ocean Services Ltd.	9/13/2023	1,415,950	2,026,770	0.4%
Total		$34,428,790	$35,574,816	7.9%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$51,952,013	11.5%
Semiconductors & Semiconductor Equipment	48,300,569	10.7%
Exchange-Traded Funds	45,330,450	10.1%
Capital Markets	27,184,041	6.0%
Technology Hardware, Storage & Peripherals	22,296,273	4.9%
Broadline Retail	16,838,452	3.7%
Oil, Gas & Consumable Fuels	16,584,909	3.7%
Interactive Media & Services	15,761,205	3.5%
Consumer Staples Distribution & Retail	14,909,523	3.3%
IT Services	14,873,705	3.3%
Metals & Mining	10,455,205	2.3%
Pharmaceuticals	10,293,921	2.3%
Hotels, Restaurants & Leisure	8,692,475	1.9%
Machinery	8,438,026	1.9%
Electronic Equipment, Instruments & Components	8,274,667	1.8%
Consumer Finance	8,262,791	1.8%
Beverages	7,627,211	1.7%
Food Products	6,445,382	1.4%
Construction & Engineering	6,172,173	1.4%
Electrical Equipment	5,314,523	1.2%
Energy Equipment & Services	4,200,957	0.9%
Aerospace & Defense	3,673,161	0.8%
Electric Utilities	3,557,968	0.8%
Communications Equipment	3,541,959	0.8%
Healthcare-Services	3,486,068	0.8%
Health Care Equipment & Supplies	3,480,761	0.8%
Chemicals	3,466,228	0.8%
Entertainment	3,400,201	0.8%
Diversified Telecommunication Services	3,297,343	0.7%
Software	3,289,568	0.7%
Financial Services	3,220,326	0.7%
Health Care Providers & Services	3,081,722	0.7%
Wireless Telecommunication Services	2,953,512	0.7%
Industrial Conglomerates	2,551,903	0.6%
Personal Care Products	2,480,159	0.5%
Life Sciences Tools & Services	2,258,421	0.5%
Household Durables	1,844,919	0.4%
Real Estate Management & Development	1,803,483	0.4%
Automobile Components	1,766,804	0.4%
Automobiles	1,532,395	0.3%
Short-Term Investments and Other Assets—Net	38,546,945	8.5%
	$451,442,317	100.0%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
India	$50,946,212	$5,512,838	$19,758,886	$76,217,936
Other Common Stocks#	281,043,894	—	—	281,043,894
Total Common Stocks	331,990,106	5,512,838	19,758,886	357,261,830
Exchange-Traded Funds	45,330,450	—	—	45,330,450
Preferred Stocks#	—	—	10,303,092	10,303,092
Short-Term Investments	—	20,057,166	—	20,057,166
Total Investments	$377,320,556	$25,570,004	$30,061,978	$432,952,538

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2023
Investments in Securities:
Common Stocks(1)	$21,813	$—	$—	$318	$—	$—	$—	$(2,372)	$19,759	$318
Preferred Stocks(1)	10,303	—	—	—	—	—	—	—	10,303	—
Total	$32,116	$—	$—	$318	$—	$—	$—	$(2,372)	$30,062	$318

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2023	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$1,240,066	Market Approach	Enterprise value Revenue multiple(c) (EV/Revenue)	11.3x	11.3x	Increase
			Discount Rate	5.4%	5.4%	Decrease
			Term (Years)	1.1	1.1	Increase
			Expected Volatility	55%	55%	Increase
Common Stocks	18,518,820	Market Approach	Transaction Price	INR 4.84 - 3,200	INR 3,076	Increase
Preferred Stocks	10,303,092	Market Approach	Enterprise value Revenue multiple(c) (EV/Revenue)	3.4x - 11.3x	8.6x	Increase
			Discount Rate	5.4%	5.4%	Decrease
			Term (Years)	1.1	1.1	Increase
			Expected Volatility	55.0%	55.0%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 98.9%
Aerospace & Defense 2.6%
52,440	Lockheed Martin Corp.	$23,481,059
Banks 6.0%
130,430	JPMorgan Chase & Co.	20,357,514
69,525	PNC Financial Services Group, Inc.	9,313,569
531,250	Wells Fargo & Co.	23,688,438
		53,359,521
Beverages 4.5%
167,600	Coca-Cola Co.	9,794,544
415,245	Keurig Dr Pepper, Inc.	13,109,285
99,150	PepsiCo, Inc.	16,685,953
		39,589,782
Biotechnology 1.4%
160,000	Gilead Sciences, Inc.	12,256,000
Capital Markets 2.7%
29,500	CME Group, Inc.	6,441,620
20,545	Goldman Sachs Group, Inc.	7,016,939
127,500	Morgan Stanley	10,115,850
		23,574,409
Chemicals 1.8%
296,200	Nutrien Ltd.	15,837,814
Communications Equipment 2.3%
413,095	Cisco Systems, Inc.	19,985,536
Construction & Engineering 3.8%
685,596	Ferrovial SE	23,701,586
519,825	MDU Resources Group, Inc.	9,949,451
		33,651,037
Construction Materials 3.5%
233,450	CRH PLC	14,694,679
155,600	Heidelberg Materials AG	12,668,927
64,978	Knife River Corp.*	3,877,887
		31,241,493
Distributors 0.2%
45,560	LKQ Corp.	2,028,787
Diversified Telecommunication Services 1.9%
9,621,900	Singapore Telecommunications Ltd.	16,615,526
Electric Utilities 2.0%
306,400	NextEra Energy, Inc.	17,927,464
Electrical Equipment 5.4%
116,990	Eaton Corp. PLC	26,637,453
Number of Shares		Value
Electrical Equipment – cont'd
241,055	Emerson Electric Co.	$21,429,790
		48,067,243
Ground Transportation 0.6%
24,700	Union Pacific Corp.	5,564,169
Health Care Equipment & Supplies 0.8%
14,050	Becton Dickinson & Co.	3,318,329
47,825	Medtronic PLC	3,791,088
		7,109,417
Hotels, Restaurants & Leisure 3.4%
98,875	Darden Restaurants, Inc.	15,470,971
51,260	McDonald's Corp.	14,447,119
		29,918,090
Household Products 1.6%
91,324	Procter & Gamble Co.	14,020,060
Industrial REITs 2.3%
133,953	Prologis, Inc.	15,395,218
84,375	Terreno Realty Corp.	4,818,656
		20,213,874
Insurance 4.0%
172,075	American International Group, Inc.	11,324,256
149,150	Progressive Corp.	24,465,074
		35,789,330
Machinery 1.4%
32,950	Deere & Co.	12,007,309
Metals & Mining 5.3%
483,500	Agnico Eagle Mines Ltd.	25,963,950
247,260	Freeport-McMoRan, Inc.	9,227,743
164,250	Rio Tinto PLC ADR	11,348,033
		46,539,726
Multi-Utilities 5.3%
169,200	Ameren Corp.	13,128,228
886,125	CenterPoint Energy, Inc.	25,050,754
124,100	Sempra	9,043,167
		47,222,149
Oil, Gas & Consumable Fuels 11.0%
266,500	Chesapeake Energy Corp.	21,402,615
109,300	Chevron Corp.	15,695,480
259,908	ConocoPhillips	30,037,568
88,175	Pioneer Natural Resources Co.	20,424,857
257,700	Williams Cos., Inc.	9,480,783
		97,041,303
Pharmaceuticals 9.3%
390,175	AstraZeneca PLC ADR	25,201,403
73,782	Johnson & Johnson	11,411,124
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Pharmaceuticals – cont'd
281,400	Merck & Co., Inc.	$28,837,872
489,842	Roche Holding AG ADR	16,502,777
		81,953,176
Professional Services 2.1%
155,075	Paychex, Inc.	18,914,498
Retail REITs 2.5%
1,034,650	Brixmor Property Group, Inc.	22,265,668
Semiconductors & Semiconductor Equipment 2.9%
45,360	Analog Devices, Inc.	8,318,117
30,000	Intel Corp.	1,341,000
47,665	QUALCOMM, Inc.	6,151,168
67,450	Texas Instruments, Inc.	10,300,290
		26,110,575
Software 1.8%
41,725	Microsoft Corp.	15,810,020
Specialized REITs 2.9%
186,500	Lamar Advertising Co. Class A	18,890,585
217,345	VICI Properties, Inc.	6,496,442
		25,387,027
Number of Shares		Value
Specialty Retail 1.5%
42,700	Home Depot, Inc.	$13,386,023
Trading Companies & Distributors 2.1%
47,545	Watsco, Inc.	18,173,125
Total Common Stocks (Cost $667,346,669)		875,041,210
Principal Amount
Convertible Bonds 0.8%
Electric Utilities 0.8%
$7,355,000	Alliant Energy Corp., 3.88%, due 3/15/2026(a) (Cost $7,355,000)	7,252,030
Total Investments 99.7% (Cost $674,701,669)		882,293,240
Other Assets Less Liabilities 0.3%		2,618,368
Net Assets 100.0%		$884,911,608

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2023, these securities amounted to $7,252,030, which represents 0.8% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$774,657,587	87.5%
Canada	41,801,764	4.7%
United Kingdom	25,201,403	2.9%
Singapore	16,615,526	1.9%
Germany	12,668,927	1.4%
Australia	11,348,033	1.3%
Short-Term Investments and Other Assets—Net	2,618,368	0.3%
	$884,911,608	100.0%
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$875,041,210	$—	$—	$875,041,210
Convertible Bonds#	—	7,252,030	—	7,252,030
Total Investments	$875,041,210	$7,252,030	$—	$882,293,240

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2023
Other Financial Instruments
Written Option Contracts(1)	$(1)	$—	$10	$(9)	$—	$—	$—	$—	$—	$—
Total	$(1)	$—	$10	$(9)	$—	$—	$—	$—	$—	$—
(1) At the beginning of the period, these investments were valued in accordance with procedures approved by the valuation designee. The Fund no longer held these investments at November 30, 2023.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 96.2%
Aerospace & Defense 3.1%
130,091	Airbus SE	$19,286,482
Automobiles 2.4%
233,284	Mercedes-Benz Group AG	15,129,135
Banks 4.0%
440,774	Bank of America Corp.	13,439,199
536,905	ICICI Bank Ltd. ADR	11,903,184
		25,342,383
Beverages 2.4%
318,604	Diageo PLC	11,115,389
119,090	Keurig Dr Pepper, Inc.	3,759,671
		14,875,060
Broadline Retail 5.7%
158,200	Amazon.com, Inc.*	23,111,438
7,654	MercadoLibre, Inc.*	12,403,001
		35,514,439
Chemicals 1.3%
44,414	Air Liquide SA	8,402,302
Construction Materials 2.0%
199,466	CRH PLC(a)	12,516,492
Diversified Telecommunication Services 3.4%
882,919	Deutsche Telekom AG	21,119,245
Electric Utilities 1.7%
180,874	NextEra Energy, Inc.	10,582,938
Electronic Equipment, Instruments & Components 1.0%
29,925	CDW Corp.	6,310,584
Entertainment 0.9%
72,686	TKO Group Holdings, Inc.	5,620,808
Financial Services 5.0%
103,150	Fiserv, Inc.*	13,472,421
69,923	Visa, Inc. Class A	17,947,836
		31,420,257
Food Products 0.9%
57,926	Lamb Weston Holdings, Inc.	5,794,338
Ground Transportation 4.8%
81,512	Canadian National Railway Co.	9,458,624
131,601	Canadian Pacific Kansas City Ltd.	9,474,263
203,571	Uber Technologies, Inc.*	11,477,333
		30,410,220
Health Care Equipment & Supplies 3.4%
376,641	Boston Scientific Corp.*	21,050,465
Number of Shares		Value
Health Care Providers & Services 5.6%
38,942	Elevance Health, Inc.	$18,672,300
64,702	HCA Healthcare, Inc.	16,206,557
		34,878,857
Hotels, Restaurants & Leisure 1.0%
133,333	Las Vegas Sands Corp.	6,149,318
Household Durables 1.5%
110,800	Sony Group Corp.	9,580,844
Household Products 1.3%
52,254	Procter & Gamble Co.	8,022,034
Insurance 2.9%
110,449	Progressive Corp.	18,116,949
Interactive Media & Services 4.0%
85,422	Alphabet, Inc. Class C*	11,439,714
40,698	Meta Platforms, Inc. Class A*	13,314,351
		24,754,065
Life Sciences Tools & Services 1.4%
17,762	Thermo Fisher Scientific, Inc.	8,805,689
Oil, Gas & Consumable Fuels 3.0%
41,427	EOG Resources, Inc.	5,098,421
204,585	Shell PLC ADR	13,461,693
		18,560,114
Personal Care Products 2.5%
33,666	L'Oreal SA	15,796,025
Pharmaceuticals 1.6%
153,305	AstraZeneca PLC ADR	9,901,970
Professional Services 0.9%
95,294	TransUnion	5,595,664
Semiconductors & Semiconductor Equipment 7.3%
51,810	Analog Devices, Inc.	9,500,918
17,126	Lam Research Corp.	12,260,846
29,304	NVIDIA Corp.	13,705,481
60,911	ON Semiconductor Corp.*	4,344,781
62,142	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,047,038
		45,859,064
Software 12.9%
90,909	Arctic Wolf Networks, Inc.*#(b)(c)	972,608
8,923	Constellation Software, Inc.	20,958,973
77,683	Microsoft Corp.	29,434,865
115,313	Oracle Corp.	13,400,524
36,145	Salesforce, Inc.*	9,104,925
10,328	ServiceNow, Inc.*	7,082,323
		80,954,218
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Technology Hardware, Storage & Peripherals 4.4%
144,647	Apple, Inc.	$27,475,698
Textiles, Apparel & Luxury Goods 2.3%
18,952	LVMH Moet Hennessy Louis Vuitton SE	14,496,183
Wireless Telecommunication Services 1.6%
64,723	T-Mobile U.S., Inc.	9,737,575

Total Common Stocks (Cost $513,013,278)		602,059,415
Preferred Stocks 0.6%
Internet 0.2%
1,000	Fabletics LLC, Series G*#(b)(c)	1,126,300
IT Services 0.2%
106,691	Druva, Inc., Series 5*#(b)(c)	1,022,100
Software 0.2%
63,363	Videoamp, Inc., Series F1*#(b)(c)	1,104,417

Total Preferred Stocks (Cost $2,999,995)		3,252,817
Warrants 0.0%(d)
Software 0.0%(d)
10,268	Constellation Software, Inc. Expires 3/31/2040*(b)(c) (Cost $0)	1
Number of Shares		Value

Short-Term Investments 3.2%
Investment Companies 3.2%
19,309,865	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.31%(e)	$19,309,865
775,706	State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(e)(f)	775,706
Total Short-Term Investments (Cost $20,085,571)		20,085,571
Total Investments 100.0% (Cost $536,098,844)		625,397,804
Other Assets Less Liabilities 0.0%(d)		158,658
Net Assets 100.0%		$625,556,462

*	Non-income producing security.
(a)	All or a portion of this security is on loan at November 30, 2023. Total value of all such securities at November 30, 2023 amounted to $873,104 for the Fund.
(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of November 30, 2023 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2023 amounted to $4,225,426, which represents 0.7% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets of the Fund.
(e)	Represents 7-day effective yield as of November 30, 2023.
(f)	Represents investment of cash collateral received from securities lending.
#  This security has been deemed by Management to be illiquid, and is subject to restrictions on resale. Total value of all such securities at November 30, 2023 amounted to $4,225,425, which represents 0.7% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2023	Fair Value Percentage of Net Assets as of 11/30/2023
Arctic Wolf Networks, Inc.	12/31/2021	$999,999	$972,608	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	1,000,000	1,022,100	0.2%
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2023	Fair Value Percentage of Net Assets as of 11/30/2023
Fabletics LLC (Series G Preferred Shares)	1/10/2022	$1,000,000	$1,126,300	0.2%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	999,995	1,104,417	0.2%
Total		$3,999,994	$4,225,425	0.7%
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$396,777,881	63.4%
France	57,980,992	9.3%
Canada	39,891,861	6.4%
Germany	36,248,380	5.8%
United Kingdom	21,017,359	3.4%
Netherlands	13,461,693	2.1%
Brazil	12,403,001	2.0%
India	11,903,184	1.9%
Japan	9,580,844	1.5%
Taiwan	6,047,038	1.0%
Short-Term Investments and Other Assets—Net	20,244,229	3.2%
	$625,556,462	100.0%
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Software	$79,981,610	$—	$972,608	$80,954,218
Other Common Stocks#	521,105,197	—	—	521,105,197
Total Common Stocks	601,086,807	—	972,608	602,059,415
Preferred Stocks#	—	—	3,252,817	3,252,817
Warrants#	—	—	1	1
Short-Term Investments	—	20,085,571	—	20,085,571
Total Investments	$601,086,807	$20,085,571	$4,225,426	$625,397,804

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2023
Investments in Securities:
Common Stocks(1)	$1,077	$—	$—	$(105)	$—	$—	$—	$—	$972	$(105)
Preferred Stocks(1)	3,243	—	—	10	—	—	—	—	3,253	10
Warrants(2)	—	—	—	—	—	—	—	—	—	—
Total	$4,320	$—	$—	$(95)	$—	$—	$—	$—	$4,225	$(95)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2023	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$972,608	Market Approach	Enterprise value Revenue multiple(c) (EV/Revenue)	11.9x	11.9x	Increase
			Discount Rate	5.1%	5.1%	Decrease
			Term (Years)	2.2x	2.2x	Increase
			Expected Volatility	80.0%	80.0%	Increase
Preferred Stocks	3,252,817	Market Approach	Enterprise value Revenue multiple(c) (EV/Revenue)	2.8x - 7.3x	5.6x	Increase
			Discount Rate	5.0% - 5.4%	5.2%	Decrease
			Term (Years)	1.2x - 2.2x	1.5x	Increase
			Expected Volatility	55% - 70%	64.8%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) At November 30, 2023, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 98.3%
Automobile Components 1.5%
1,402,749	Fox Factory Holding Corp.*	$87,685,840
527,751	LCI Industries	57,266,261
		144,952,101
Banks 6.2%
918,026	Bank of Hawaii Corp.	53,309,770
2,051,686	Community Bank System, Inc.	91,012,791
986,458	Cullen/Frost Bankers, Inc.	96,958,957
2,514,444	First Financial Bankshares, Inc.	66,004,155
2,011,919	Glacier Bancorp, Inc.	67,660,836
763,428	Lakeland Financial Corp.	42,408,425
1,162,774	Prosperity Bancshares, Inc.	70,126,900
874,000	Stock Yards Bancorp, Inc.	38,560,880
2,539,673	United Community Banks, Inc.	62,602,939
		588,645,653
Building Products 2.0%
723,753	CSW Industrials, Inc.	128,343,119
5,031,568	Hayward Holdings, Inc.*	59,322,187
		187,665,306
Capital Markets 1.7%
467,315	Hamilton Lane, Inc. Class A	45,726,773
685,267	Houlihan Lokey, Inc.	73,816,961
177,059	MarketAxess Holdings, Inc.	42,515,407
		162,059,141
Chemicals 1.3%
3,603,597	Element Solutions, Inc.	75,531,393
277,875	Quaker Chemical Corp.	49,681,271
		125,212,664
Commercial Services & Supplies 2.6%
347,259	Casella Waste Systems, Inc. Class A*	28,086,308
1,877,385	Rollins, Inc.	76,484,665
874,638	Tetra Tech, Inc.	138,323,999
		242,894,972
Communications Equipment 0.5%
2,355,652	NetScout Systems, Inc.*	47,301,492
Construction & Engineering 2.3%
921,469	Arcosa, Inc.	68,373,000
666,810	Valmont Industries, Inc.	146,411,471
		214,784,471
Construction Materials 1.8%
939,179	Eagle Materials, Inc.	170,038,358
Number of Shares		Value
Consumer Staples Distribution & Retail 0.4%
1,404,117	Grocery Outlet Holding Corp.*	$39,610,141
Containers & Packaging 1.1%
786,092	AptarGroup, Inc.	99,747,214
Distributors 2.1%
562,567	Pool Corp.	195,390,770
Diversified Consumer Services 0.6%
611,730	Bright Horizons Family Solutions, Inc.*	53,489,671
Electronic Equipment, Instruments & Components 3.6%
619,118	Advanced Energy Industries, Inc.	58,847,166
686,746	Littelfuse, Inc.	159,874,469
609,625	Novanta, Inc.*	88,054,235
252,725	Rogers Corp.*	32,702,615
		339,478,485
Energy Equipment & Services 2.8%
1,213,258	Cactus, Inc. Class A	51,551,332
3,309,816	Oceaneering International, Inc.*	68,380,800
1,882,003	Tidewater, Inc.*	113,070,740
4,743,185	Transocean Ltd.*	30,166,657
		263,169,529
Financial Services 1.3%
437,453	Jack Henry & Associates, Inc.	69,419,417
871,455	Shift4 Payments, Inc. Class A*	57,359,168
		126,778,585
Food Products 0.9%
1,286,435	Simply Good Foods Co.*	49,836,492
2,734,873	Utz Brands, Inc.	36,127,672
		85,964,164
Health Care Equipment & Supplies 3.4%
122,463	Atrion Corp.(a)	37,761,466
1,963,456	Haemonetics Corp.*	158,784,687
562,933	QuidelOrtho Corp.*	38,690,385
514,345	UFP Technologies, Inc.*(a)	85,617,869
		320,854,407
Health Care Providers & Services 2.2%
319,655	Chemed Corp.	181,244,385
142,936	CorVel Corp.*	29,853,613
		211,097,998
Health Care Technology 0.4%
888,355	Simulations Plus, Inc.	34,823,516
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Hotels, Restaurants & Leisure 1.2%
1,027,246	Texas Roadhouse, Inc.	$115,626,810
Household Products 1.4%
434,662	Church & Dwight Co., Inc.	42,001,389
380,496	WD-40 Co.	92,034,373
		134,035,762
Insurance 2.4%
1,267,557	AMERISAFE, Inc.(a)	61,045,545
2,313,664	Hagerty, Inc. Class A*	19,550,461
855,016	RLI Corp.	115,940,169
689,024	Stewart Information Services Corp.	32,556,384
		229,092,559
Life Sciences Tools & Services 4.2%
2,345,060	Bio-Techne Corp.	147,504,274
348,269	ICON PLC*	92,966,927
2,254,454	Stevanato Group SpA(a)	59,495,041
286,076	West Pharmaceutical Services, Inc.	100,344,018
		400,310,260
Machinery 12.1%
239,351	Crane Co.	25,294,614
1,180,372	Esab Corp.	91,065,700
488,171	ESCO Technologies, Inc.	51,248,192
1,236,437	Graco, Inc.	99,879,381
5,563,482	Hillman Solutions Corp.*	40,724,688
610,104	Kadant, Inc.(a)	159,005,304
546,455	Lindsay Corp.	65,197,546
418,255	Nordson Corp.	98,432,132
295,716	Omega Flex, Inc.	20,853,892
796,704	RBC Bearings, Inc.*	205,342,489
1,167,672	SPX Technologies, Inc.*	99,614,098
533,844	Standex International Corp.	71,439,004
1,364,545	Toro Co.	113,257,235
		1,141,354,275
Marine Transportation 1.7%
2,138,969	Kirby Corp.*	164,165,871
Media 2.4%
106,366	Cable One, Inc.	56,595,221
959,622	Nexstar Media Group, Inc. Class A	136,199,150
991,066	TechTarget, Inc.*	29,335,554
		222,129,925
Oil, Gas & Consumable Fuels 2.9%
1,128,240	Matador Resources Co.	65,302,531
3,808,864	Sitio Royalties Corp. Class A	83,909,274
12,162,560	Southwestern Energy Co.*	80,151,270
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
26,924	Texas Pacific Land Corp.	$45,015,582
		274,378,657
Pharmaceuticals 0.7%
1,134,986	Amphastar Pharmaceuticals, Inc.*	63,922,411
Professional Services 3.9%
428,051	CBIZ, Inc.*	24,779,872
389,892	CRA International, Inc.(a)	36,950,065
1,672,958	Exponent, Inc.	128,750,848
799,924	FTI Consulting, Inc.*	176,351,245
		366,832,030
Real Estate Management & Development 1.7%
1,044,138	FirstService Corp.	163,846,135
Semiconductors & Semiconductor Equipment 4.0%
2,869,592	Lattice Semiconductor Corp.*	168,014,612
643,648	MKS Instruments, Inc.	53,133,142
2,067,565	Power Integrations, Inc.	157,982,642
		379,130,396
Software 13.8%
567,444	Aspen Technology, Inc.*	106,827,008
1,029,504	CommVault Systems, Inc.*	75,750,904
220,831	Fair Isaac Corp.*	240,175,796
1,048,108	Manhattan Associates, Inc.*	233,780,489
2,324,535	Model N, Inc.*(a)	53,348,078
1,249,126	Qualys, Inc.*	230,888,450
1,098,741	SPS Commerce, Inc.*	189,291,100
242,648	Tyler Technologies, Inc.*	99,204,208
2,632,237	Vertex, Inc. Class A*	73,860,570
		1,303,126,603
Specialty Retail 4.4%
776,765	Asbury Automotive Group, Inc.*	162,980,832
984,670	Floor & Decor Holdings, Inc. Class A*	90,304,086
354,237	Tractor Supply Co.	71,913,653
202,674	Winmark Corp.(a)	87,149,820
		412,348,391
Trading Companies & Distributors 2.8%
1,494,484	Richelieu Hardware Ltd.	47,358,275
413,022	SiteOne Landscape Supply, Inc.*	58,161,757
457,214	Transcat, Inc.*(a)	44,797,828
305,339	Watsco, Inc.	116,709,727
		267,027,587
Total Common Stocks (Cost $5,508,561,389)		9,291,286,310
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 1.6%
Investment Companies 1.6%
5,937,470	State Street Institutional Treasury Money Market Fund Premier Class, 5.31%(b)	$5,937,470
146,662,403	State Street Institutional Treasury Plus Money Market Fund Premier Class, 5.31%(b)	146,662,403
Total Short-Term Investments (Cost $152,599,873)		152,599,873
Total Investments 99.9% (Cost $5,661,161,262)		9,443,886,183
Other Assets Less Liabilities 0.1%		6,335,287
Net Assets 100.0%		$9,450,221,470

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)	Represents 7-day effective yield as of November 30, 2023.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Trading Companies & Distributors	$219,669,312	$47,358,275	$—	$267,027,587
Other Common Stocks#	9,024,258,723	—	—	9,024,258,723
Total Common Stocks	9,243,928,035	47,358,275	—	9,291,286,310
Short-Term Investments	—	152,599,873	—	152,599,873
Total Investments	$9,243,928,035	$199,958,148	$—	$9,443,886,183

#	The Schedule of Investments provides information on the industry or sector categorization.

§   Investments in Affiliates(a):
	Value at August 31, 2023	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at November 30, 2023	Value at November 30, 2023
Genesis
AMERISAFE, Inc.	$61,757,462	$4,020,839	$149,033	$(4,562,853)	$(20,870)	$410,703	1,267,557	$61,045,545
Atrion Corp.	57,089,630	—	114,970	(19,162,832)	(50,362)	270,043	122,463	37,761,466
CRA International, Inc.	42,452,604	—	90,663	(5,420,268)	8,392	140,688	389,892	36,950,065
Kadant, Inc.	134,376,723	—	320,879	24,810,475	138,985	176,930	610,104	159,005,304
Model N, Inc.	57,913,110	4,662,989	—	(9,228,021)	—	—*	2,324,535	53,348,078
Stevanato Group SpA	66,504,178	5,781,920	153,355	(12,668,455)	30,753	—*	2,254,454	59,495,041
Transcat, Inc.	46,726,025	—	100,471	(1,878,802)	51,076	—*	457,214	44,797,828
UFP Technologies, Inc.	90,586,061	—	197,502	(4,866,860)	96,170	—*	514,345	85,617,869
Winmark Corp	75,348,745	1,911,261	—	9,889,814	—	158,408	202,674	87,149,820
Sub-total for affiliates held as of 11/30/23(b)	$632,754,538	$16,377,009	$1,126,873	$(23,087,802)	$254,144	$1,156,772		$625,171,016
Total	$632,754,538	$16,377,009	$1,126,873	$(23,087,802)	$254,144	$1,156,772		$625,171,016

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	At November 30, 2023, these securities amounted to 6.62% of net assets of the Fund.
*	Non-income producing security.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 97.1%
Australia 0.8%
1,359,266	Glencore PLC	$7,581,307
Austria 1.0%
199,956	BAWAG Group AG*(a)	10,403,776
Belgium 1.8%
613,479	Azelis Group NV	13,702,686
87,697	KBC Group NV	5,021,103
		18,723,789
Canada 0.6%
492,564	Softchoice Corp.(b)	6,061,991
China 0.5%
545,700	Shenzhou International Group Holdings Ltd.	5,477,050
Finland 1.1%
1,006,113	Nordea Bank Abp	11,231,715
France 7.3%
376,878	Bureau Veritas SA	9,111,251
41,794	Capgemini SE	8,552,645
25,264	Dassault Aviation SA	5,015,978
443,064	Exclusive Networks SA*	8,381,946
18,898	Kering SA	8,098,599
75,256	Pernod Ricard SA	12,987,813
72,014	Teleperformance SE	10,076,684
185,222	TotalEnergies SE	12,552,503
		74,777,419
Germany 11.8%
54,204	adidas AG	11,336,468
73,145	Deutsche Boerse AG	13,877,482
601,271	Deutsche Telekom AG	14,382,282
174,789	HelloFresh SE*	2,667,416
87,236	Merck KGaA	15,207,273
53,702	MTU Aero Engines AG	10,974,862
330,978	QIAGEN NV*	13,623,054
84,878	SAP SE ADR	13,505,787
140,816	Stabilus SE	8,805,838
144,190	Symrise AG	16,197,332
		120,577,794
Hong Kong 2.5%
1,280,400	AIA Group Ltd.	11,047,964
924,913	Prudential PLC	10,076,870
447,300	Techtronic Industries Co. Ltd.	4,540,971
		25,665,805
Ireland 3.6%
1,219,373	Bank of Ireland Group PLC	11,401,406
163,633	Kerry Group PLC Class A	13,219,666
Number of Shares		Value
Ireland – cont'd
303,872	Smurfit Kappa Group PLC	$11,510,616
		36,131,688
Italy 0.9%
1,137,234	Nexi SpA*(a)	8,850,841
Japan 17.0%
224,100	Ebara Corp.	12,653,049
437,900	Fuji Corp.	7,401,709
99,400	Fujitsu Ltd.	14,159,773
233,600	Hitachi Ltd.	16,205,153
483,400	KDDI Corp.	15,079,759
311,800	Koito Manufacturing Co. Ltd.	4,703,499
54,900	Lasertec Corp.	12,234,561
262,100	NS Solutions Corp.	8,211,618
189,800	Oracle Corp. Japan	14,638,898
174,800	Otsuka Corp.	7,115,324
665,400	Renesas Electronics Corp.*	11,684,668
22,775	SMC Corp.	11,436,657
226,700	Sony Group Corp.	19,602,685
435,800	TechnoPro Holdings, Inc.	10,094,005
246,000	Terumo Corp.	7,828,329
		173,049,687
Netherlands 8.1%
116,338	Aalberts NV	4,593,014
17,406	ASM International NV	8,918,090
39,579	ASML Holding NV	26,839,938
163,549	Heineken NV	14,936,145
815,771	ING Groep NV	11,435,241
478,431	Shell PLC	15,462,269
		82,184,697
Spain 1.5%
1,395,486	Bankinter SA(b)	9,788,354
283,738	Fluidra SA(b)	5,852,688
		15,641,042
Sweden 0.8%
81,131	Autoliv, Inc.	8,406,794
Switzerland 8.1%
101,163	DSM-Firmenich AG	9,565,775
247,198	Julius Baer Group Ltd.	12,488,340
12,328	Lonza Group AG	4,763,955
187,328	Novartis AG	18,208,701
82,296	Roche Holding AG	22,183,363
52,881	Sandoz Group AG*	1,510,282
361,945	SIG Group AG*	8,448,276
19,247	Sonova Holding AG	5,545,299
		82,713,991
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom 22.2%
132,487	Ashtead Group PLC	$7,966,504
200,324	AstraZeneca PLC	25,608,543
984,608	BAE Systems PLC	13,051,686
1,094,136	BP PLC	6,617,766
278,706	Bunzl PLC	10,562,603
210,231	Coca-Cola Europacific Partners PLC	12,748,408
512,900	Compass Group PLC	12,969,631
577,782	Experian PLC	21,175,077
1,660,818	HSBC Holdings PLC	12,624,222
13,680,764	Lloyds Banking Group PLC	7,507,822
174,478	London Stock Exchange Group PLC	19,617,214
4,670,629	Petershill Partners PLC(a)	8,431,898
547,859	RELX PLC	21,025,984
1,741,673	Rentokil Initial PLC	9,426,144
919,549	RS GROUP PLC	8,676,447
669,706	Smith & Nephew PLC	8,653,384
291,087	TechnipFMC PLC	6,031,323
284,014	Unilever PLC	13,514,466
		226,209,122
United States 7.5%
39,296	Aon PLC Class A	12,908,343
127,307	CRH PLC	8,013,431
Number of Shares		Value
United States – cont'd
54,938	ICON PLC*	$14,665,150
261,256	Nestle SA	29,640,041
116,280	Schlumberger NV	6,051,211
28,596	Schneider Electric SE	5,248,594
		76,526,770
Total Common Stocks (Cost $987,178,137)		990,215,278

Short-Term Investments 2.7%
Investment Companies 2.7%
25,310,472	State Street Institutional Treasury Money Market Fund Premier Class, 5.31%(c)	25,310,472
1,538,324	State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(c)(d)	1,538,324
Total Short-Term Investments (Cost $26,848,796)		26,848,796
Total Investments 99.8% (Cost $1,014,026,933)		1,017,064,074
Other Assets Less Liabilities 0.2%		2,540,977
Net Assets 100.0%		$1,019,605,051

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2023 amounted to $27,686,515, which represents 2.7% of net assets of the Fund.

(b)
All or a portion of this security is on loan at November 30, 2023. Total value of all such securities at
November 30, 2023 amounted to $9,443,655, collateralized by cash collateral of $1,538,324 and non-cash
(U.S. Treasury Securities) collateral of $8,550,593 for the Fund.

(c)	Represents 7-day effective yield as of November 30, 2023.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Pharmaceuticals	$82,718,162	8.1%
Banks	79,413,639	7.8%
Professional Services	71,483,001	7.0%
Semiconductors & Semiconductor Equipment	59,677,257	5.9%
Machinery	55,283,926	5.4%
Capital Markets	54,414,934	5.3%
IT Services	46,421,306	4.6%
Food Products	42,859,707	4.2%
Trading Companies & Distributors	40,908,240	4.0%
Beverages	40,672,366	4.0%
Oil, Gas & Consumable Fuels	34,632,538	3.4%
Insurance	34,033,177	3.3%
Life Sciences Tools & Services	33,052,159	3.2%
Aerospace & Defense	29,042,526	2.8%
Software	28,144,685	2.8%
Chemicals	25,763,107	2.5%
Textiles, Apparel & Luxury Goods	24,912,117	2.4%
Health Care Equipment & Supplies	22,027,012	2.2%
Containers & Packaging	19,958,892	2.0%
Household Durables	19,602,685	1.9%
Industrial Conglomerates	16,205,153	1.6%
Wireless Telecommunication Services	15,079,759	1.5%
Diversified Telecommunication Services	14,382,282	1.4%
Personal Care Products	13,514,466	1.3%
Automobile Components	13,110,293	1.3%
Hotels, Restaurants & Leisure	12,969,631	1.3%
Energy Equipment & Services	12,082,534	1.2%
Commercial Services & Supplies	9,426,144	0.9%
Financial Services	8,850,841	0.9%
Construction Materials	8,013,431	0.8%
Metals & Mining	7,581,307	0.7%
Electronic Equipment, Instruments & Components	6,061,991	0.6%
Electrical Equipment	5,248,594	0.5%
Consumer Staples Distribution & Retail	2,667,416	0.3%
Short-Term Investments and Other Assets—Net	29,389,773	2.9%
	$1,019,605,051	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$990,215,278	$—	$—	$990,215,278
Short-Term Investments	—	26,848,796	—	26,848,796
Total Investments	$990,215,278	$26,848,796	$—	$1,017,064,074

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 97.1%
Australia 0.8%
196,395	Glencore PLC	$1,095,393
Austria 1.0%
28,825	BAWAG Group AG*(a)	1,499,774
Belgium 0.5%
12,642	KBC Group NV	723,819
China 0.7%
105,700	Shenzhou International Group Holdings Ltd.	1,060,884
Finland 1.1%
146,156	Nordea Bank Abp	1,631,609
France 6.3%
55,509	Bureau Veritas SA	1,341,963
7,502	Capgemini SE	1,535,195
2,742	Kering SA	1,175,064
10,849	Pernod Ricard SA	1,872,340
11,107	Teleperformance SE	1,554,166
26,673	TotalEnergies SE	1,807,630
		9,286,358
Germany 11.3%
7,866	adidas AG	1,645,131
12,927	Deutsche Boerse AG	2,452,583
87,040	Deutsche Telekom AG	2,081,979
25,817	HelloFresh SE*	393,987
12,571	Merck KGaA	2,191,419
7,795	MTU Aero Engines AG	1,593,033
48,031	QIAGEN NV*	1,976,956
12,315	SAP SE ADR	1,959,563
20,780	Symrise AG	2,334,285
		16,628,936
Hong Kong 2.8%
226,300	AIA Group Ltd.	1,952,635
144,613	Prudential PLC	1,575,550
64,100	Techtronic Industries Co. Ltd.	650,740
		4,178,925
Ireland 3.6%
177,504	Bank of Ireland Group PLC	1,659,701
23,681	Kerry Group PLC Class A	1,913,153
43,786	Smurfit Kappa Group PLC	1,658,606
		5,231,460
Italy 0.9%
165,445	Nexi SpA*(a)	1,287,622
Japan 17.5%
37,000	Ebara Corp.	2,089,080
14,700	Fujitsu Ltd.	2,094,051
Number of Shares		Value
Japan – cont'd
33,900	Hitachi Ltd.	$2,351,690
74,600	KDDI Corp.	2,327,162
47,600	Koito Manufacturing Co. Ltd.	718,045
8,000	Lasertec Corp.	1,782,814
29,400	Nomura Research Institute Ltd.	823,343
27,500	Oracle Corp. Japan	2,121,020
25,300	Otsuka Corp.	1,029,849
97,200	Renesas Electronics Corp.*	1,706,868
33,400	Shin-Etsu Chemical Co. Ltd.	1,174,159
3,300	SMC Corp.	1,657,123
32,800	Sony Group Corp.	2,836,207
63,100	TechnoPro Holdings, Inc.	1,461,523
47,400	Terumo Corp.	1,508,385
		25,681,319
Netherlands 9.3%
16,793	Aalberts NV	662,986
2,905	ASM International NV	1,488,397
5,744	ASML Holding NV	3,895,212
23,748	Heineken NV(b)	2,168,791
10,370	IMCD NV	1,597,781
117,438	ING Groep NV	1,646,212
68,960	Shell PLC	2,228,698
		13,688,077
Spain 1.0%
202,675	Bankinter SA(b)	1,421,623
Sweden 0.8%
11,893	Autoliv, Inc.	1,232,353
Switzerland 8.4%
14,579	DSM-Firmenich AG	1,378,562
35,964	Julius Baer Group Ltd.	1,816,886
1,808	Lonza Group AG	698,672
30,853	Novartis AG	2,998,981
12,115	Roche Holding AG	3,265,668
8,389	Sandoz Group AG*	239,590
51,684	SIG Group AG*	1,206,373
2,774	Sonova Holding AG	799,224
		12,403,956
United Kingdom 23.1%
19,093	Ashtead Group PLC	1,148,071
29,168	AstraZeneca PLC	3,728,709
192,000	BAE Systems PLC	2,545,098
158,266	BP PLC	957,255
50,209	Bunzl PLC	1,902,857
30,469	Coca-Cola Europacific Partners PLC	1,847,640
74,455	Compass Group PLC	1,882,733
83,753	Experian PLC	3,069,456
239,416	HSBC Holdings PLC	1,819,851
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom – cont'd
1,982,155	Lloyds Banking Group PLC	$1,087,780
26,601	London Stock Exchange Group PLC	2,990,850
530,506	Petershill Partners PLC(a)	957,724
88,827	RELX PLC	3,409,044
251,001	Rentokil Initial PLC	1,358,448
132,347	RS GROUP PLC	1,248,766
96,639	Smith & Nephew PLC	1,248,689
34,964	TechnipFMC PLC	724,454
41,211	Unilever PLC	1,960,976
		33,888,401
United States 8.0%
6,784	Aon PLC Class A	2,228,476
18,346	CRH PLC	1,154,802
7,956	ICON PLC*	2,123,775
41,139	Nestle SA	4,667,306
18,157	Schlumberger NV	944,890
3,629	Schneider Electric SE	666,077
		11,785,326
Total Common Stocks (Cost $141,434,494)		142,725,835
Number of Shares		Value

Short-Term Investments 2.4%
Investment Companies 2.4%
3,288,348	State Street Institutional Treasury Money Market Fund Premier Class, 5.31%(c)(c)	$3,288,348
282,670	State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(c)(d)	282,670
Total Short-Term Investments (Cost $3,571,018)		3,571,018
Total Investments 99.5% (Cost $145,005,512)		146,296,853
Other Assets Less Liabilities 0.5%		737,326
Net Assets 100.0%		$147,034,179

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2023 amounted to $3,745,120, which represents 2.5% of net assets of the
Fund.

(b)
All or a portion of this security is on loan at November 30, 2023. Total value of all such securities at
November 30, 2023 amounted to $1,550,837, collateralized by cash collateral of $282,670 and non-cash
(U.S. Treasury Securities) collateral of $1,364,600 for the Fund.

(c)	Represents 7-day effective yield as of November 30, 2023.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Pharmaceuticals	$12,424,367	8.5%
Banks	11,490,369	7.8%
Professional Services	10,836,152	7.4%
Semiconductors & Semiconductor Equipment	8,873,291	6.0%
Capital Markets	8,218,043	5.6%
Food Products	6,580,459	4.5%
Trading Companies & Distributors	5,897,475	4.0%
Beverages	5,888,771	4.0%
Insurance	5,756,661	3.9%
IT Services	5,482,438	3.7%
Machinery	5,059,929	3.4%
Oil, Gas & Consumable Fuels	4,993,583	3.4%
Chemicals	4,887,006	3.3%
Life Sciences Tools & Services	4,799,403	3.3%
Aerospace & Defense	4,138,131	2.8%
Software	4,080,583	2.8%
Textiles, Apparel & Luxury Goods	3,881,079	2.6%
Health Care Equipment & Supplies	3,556,298	2.4%
Containers & Packaging	2,864,979	2.0%
Household Durables	2,836,207	1.9%
Industrial Conglomerates	2,351,690	1.6%
Wireless Telecommunication Services	2,327,162	1.6%
Diversified Telecommunication Services	2,081,979	1.4%
Personal Care Products	1,960,976	1.3%
Automobile Components	1,950,398	1.3%
Hotels, Restaurants & Leisure	1,882,733	1.3%
Energy Equipment & Services	1,669,344	1.1%
Commercial Services & Supplies	1,358,448	0.9%
Financial Services	1,287,622	0.9%
Construction Materials	1,154,802	0.8%
Metals & Mining	1,095,393	0.8%
Electrical Equipment	666,077	0.5%
Consumer Staples Distribution & Retail	393,987	0.3%
Short-Term Investments and Other Assets—Net	4,308,344	2.9%
	$147,034,179	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$142,725,835	$—	$—	$142,725,835
Short-Term Investments	—	3,571,018	—	3,571,018
Total Investments	$142,725,835	$3,571,018	$—	$146,296,853

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 95.0%
Australia 5.8%
1,932	ARB Corp. Ltd.	$40,212
3,156	Corporate Travel Management Ltd.	37,661
6,897	Elders Ltd.	33,496
9,726	Hansen Technologies Ltd.	34,317
14,789	Steadfast Group Ltd.	55,113
		200,799
Belgium 2.3%
672	Bekaert SA	31,175
1,124	Shurgard Self Storage Ltd.	48,774
		79,949
Canada 4.2%
450	Colliers International Group, Inc.	46,826
373	Descartes Systems Group, Inc.*	30,297
2,688	Softchoice Corp.	33,081
2,495	Triple Flag Precious Metals Corp.	34,825
		145,029
Finland 1.5%
3,048	Kemira Oyj	51,193
France 11.5%
2,562	Believe SA*(a)	28,445
2,953	Coface SA	35,840
1,932	Exclusive Networks SA*	36,550
932	Interparfums SA	50,014
1,407	Lectra(a)	43,112
1,888	Rubis SCA	45,829
502	Societe BIC SA	33,742
267	Sopra Steria Group SACA	54,958
1,539	Tikehau Capital SCA(a)	33,504
109	Virbac SACA	33,992
		395,986
Germany 0.9%
1,203	Jenoptik AG	32,422
Ireland 1.0%
13,327	Uniphar PLC	32,857
Italy 5.0%
5,139	BFF Bank SpA(b)	58,791
1,450	Carel Industries SpA(a)(b)	36,775
5,894	GVS SpA*(b)	36,024
2,660	Intercos SpA(a)	39,956
		171,546
Japan 29.4%
2,100	Amano Corp.	44,575
1,200	Ariake Japan Co. Ltd.	37,353
1,000	As One Corp.	34,210
1,400	Azbil Corp.	45,061
Number of Shares		Value
Japan – cont'd
4,400	Casio Computer Co. Ltd.	$37,067
3,100	Daiei Kankyo Co. Ltd.	48,530
1,900	Fuji Corp.	32,115
1,900	Idec Corp.	36,203
600	Kokusai Electric Corp.*	13,416
2,000	Konishi Co. Ltd.	34,831
1,800	Nakanishi, Inc.	29,114
2,200	Nichias Corp.	46,817
2,200	Nohmi Bosai Ltd.	27,971
1,400	NS Solutions Corp.	43,862
10,000	Prestige International, Inc.	43,909
1,000	Riken Keiki Co. Ltd.(a)	44,719
1,500	Roland Corp.	45,933
2,800	Shinnihonseiyaku Co. Ltd.	29,745
1,300	SHO-BOND Holdings Co. Ltd.	52,830
2,700	Shoei Co. Ltd.	36,149
2,300	Simplex Holdings, Inc.	40,645
4,100	Sun Frontier Fudousan Co. Ltd.	43,141
2,000	T Hasegawa Co. Ltd.	43,437
1,800	TechnoPro Holdings, Inc.	41,692
900	Ulvac, Inc.	39,506
4,500	YAMABIKO Corp.	45,103
		1,017,934
Jersey 1.2%
4,550	JTC PLC(b)	42,564
Netherlands 2.3%
1,283	Corbion NV	24,230
2,964	Fugro NV*	54,493
		78,723
New Zealand 0.8%
8,441	Skellerup Holdings Ltd.	26,406
Norway 3.3%
8,355	Aker Solutions ASA	31,706
3,032	Borregaard ASA	48,310
14,408	Elopak ASA	35,421
		115,437
Spain 2.4%
4,811	Applus Services SA	51,949
930	Befesa SA(b)	32,556
		84,505
Sweden 4.0%
2,141	Biotage AB	26,702
4,373	Sweco AB Class B	52,332
1,418	Thule Group AB(b)	34,667
1,020	Xvivo Perfusion AB*	25,927
		139,628
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Switzerland 11.7%
1,274	Accelleron Industries AG	$36,575
100	Belimo Holding AG	48,692
184	Bossard Holding AG Class A	41,939
65	Burckhardt Compression Holding AG	36,371
32	Inficon Holding AG	42,974
14	Interroll Holding AG	40,128
161	Kardex Holding AG	38,517
197	Medacta Group SA(b)	26,501
188	Medartis Holding AG*(b)	15,350
64	Tecan Group AG*	23,314
507	VZ Holding AG	54,770
		405,131
United Kingdom 7.7%
2,971	Big Yellow Group PLC	40,620
56,256	Coats Group PLC	46,873
1,488	Diploma PLC	62,931
11,666	Essentra PLC	22,357
409	Games Workshop Group PLC	55,300
687	Genus PLC	17,138
61	Restore PLC(a)	172
5,407	Volex PLC	20,717
		266,108

Total Common Stocks (Cost $3,203,286)		3,286,217
Number of Shares		Value

Rights 0.1%
Italy 0.1%
1,450	Carel Industries SpA Expires 12/4/2023*(a)(c) (Cost $—)	$1,436

Short-Term Investments 6.8%
Investment Companies 6.8%
100,095	State Street Institutional Treasury Money Market Fund Premier Class, 5.31%(d)	100,095
136,679	State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(d)(e)	136,679
Total Short-Term Investments (Cost $236,774)		236,774
Total Investments 101.9% (Cost $3,440,060)		3,524,427
Liabilities Less Other Assets (1.9)%		(65,513)
Net Assets 100.0%		$3,458,914

*	Non-income producing security.
(a)
All or a portion of this security is on loan at November 30, 2023. Total value of all such securities at
November 30, 2023 amounted to $198,067, collateralized by cash collateral of $136,679 and non-cash
(U.S. Treasury Securities) collateral of $73,178 for the Fund.

(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2023 amounted to $283,228, which represents 8.2% of net assets of the
Fund.

(c)
Security fair valued as of November 30, 2023 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2023 amounted to $1,436, which represents
0.1% of net assets of the Fund.

(d)	Represents 7-day effective yield as of November 30, 2023.
(e)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Electronic Equipment, Instruments & Components	$270,803	7.8%
Machinery	254,664	7.4%
Chemicals	224,358	6.5%
IT Services	176,015	5.1%
Construction & Engineering	159,655	4.6%
Commercial Services & Supplies	158,909	4.6%
Leisure Products	135,900	3.9%
Building Products	133,720	3.9%
Capital Markets	130,838	3.8%
Personal Care Products	119,715	3.5%
Software	107,726	3.1%
Trading Companies & Distributors	104,870	3.0%
Health Care Equipment & Supplies	96,892	2.8%
Professional Services	93,641	2.7%
Electrical Equipment	93,495	2.7%
Insurance	90,953	2.6%
Real Estate Management & Development	89,967	2.6%
Specialized REITs	89,394	2.6%
Automobile Components	76,361	2.2%
Food Products	70,849	2.1%
Health Care Providers & Services	67,067	1.9%
Metals & Mining	66,000	1.9%
Financial Services	58,791	1.7%
Semiconductors & Semiconductor Equipment	52,922	1.5%
Life Sciences Tools & Services	50,016	1.5%
Textiles, Apparel & Luxury Goods	46,873	1.4%
Gas Utilities	45,829	1.3%
Hotels, Restaurants & Leisure	37,661	1.1%
Household Durables	37,067	1.1%
Containers & Packaging	35,421	1.0%
Pharmaceuticals	33,992	1.0%
Energy Equipment & Services	31,706	0.9%
Entertainment	28,445	0.8%
Biotechnology	17,138	0.5%
Short-Term Investments and Other Liabilities—Net	171,261	4.9%
	$3,458,914	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$3,286,217	$—	$—	$3,286,217
Rights#	—	1,436	—	1,436
Short-Term Investments	—	236,774	—	236,774
Total Investments	$3,286,217	$238,210	$—	$3,524,427

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 95.4%
Aerospace & Defense 0.6%
232,366	Mercury Systems, Inc.*	$7,967,830
Banks 2.5%
295,370	Banc of California, Inc.	3,414,477
193,004	BankUnited, Inc.	5,324,980
120,353	Comerica, Inc.	5,442,363
345,831	Huntington Bancshares, Inc.	3,894,057
328,603	Texas Capital Bancshares, Inc.*	18,033,733
		36,109,610
Building Products 1.8%
1,583,879	Resideo Technologies, Inc.*	26,023,132
Commercial Services & Supplies 4.4%
112,456	Clean Harbors, Inc.*	18,179,637
1,278,113	Enviri Corp.*	7,540,867
1,237,585	OPENLANE, Inc.*	18,093,492
397,169	Stericycle, Inc.*	18,655,028
		62,469,024
Communications Equipment 5.5%
722,085	Ciena Corp.*	33,107,597
791,807	EMCORE Corp.*	372,466
430,585	Radware Ltd.*	6,566,421
5,879,065	Ribbon Communications, Inc.*(a)	12,522,409
897,666	Viasat, Inc.*	18,357,270
915,199	Viavi Solutions, Inc.*	7,394,808
		78,320,971
Construction & Engineering 1.3%
248,975	Arcosa, Inc.	18,473,945
Consumer Finance 0.3%
163,202	Bread Financial Holdings, Inc.	4,585,976
Containers & Packaging 4.8%
175,487	Avery Dennison Corp.	34,132,222
405,238	Crown Holdings, Inc.	34,854,520
		68,986,742
Electric Utilities 1.2%
158,957	ALLETE, Inc.	8,818,934
208,293	Portland General Electric Co.	8,552,511
		17,371,445
Electrical Equipment 0.9%
2,399,651	Babcock & Wilcox Enterprises, Inc.*	3,407,505
662,137	Bloom Energy Corp. Class A*	9,561,258
		12,968,763
Number of Shares		Value
Electronic Equipment, Instruments & Components 4.6%
282,318	Coherent Corp.*	$10,386,479
1,774,745	Innoviz Technologies Ltd.*	3,034,814
268,364	Itron, Inc.*	18,082,366
413,353	nLight, Inc.*	5,464,527
121,320	OSI Systems, Inc.*	14,957,543
32,820	Teledyne Technologies, Inc.*	13,225,147
		65,150,876
Energy Equipment & Services 4.2%
303,393	Dril-Quip, Inc.*	6,741,393
968,829	Oil States International, Inc.*	6,675,232
737,705	Patterson-UTI Energy, Inc.	8,638,526
1,318,720	TechnipFMC PLC	27,323,878
2,181,338	TETRA Technologies, Inc.*	10,295,915
		59,674,944
Entertainment 1.5%
2,507,072	Lions Gate Entertainment Corp. Class B*	20,959,122
Financial Services 0.3%
248,833	Cannae Holdings, Inc.*	4,469,041
Food Products 1.9%
910,067	Hain Celestial Group, Inc.*	9,619,408
420,291	TreeHouse Foods, Inc.*	17,110,047
		26,729,455
Gas Utilities 1.2%
77,393	Atmos Energy Corp.	8,808,097
202,609	New Jersey Resources Corp.	8,550,100
		17,358,197
Health Care Equipment & Supplies 4.9%
1,992,914	Accuray, Inc.*	5,201,505
296,397	AtriCure, Inc.*	10,516,166
333,891	Avanos Medical, Inc.*	7,195,351
535,546	CytoSorbents Corp.*	642,655
213,972	Haemonetics Corp.*	17,303,916
200,167	Integra LifeSciences Holdings Corp.*	7,844,545
1,252,818	OraSure Technologies, Inc.*	9,170,628
395,824	Varex Imaging Corp.*	7,461,282
518,856	Zimvie, Inc.*	4,903,189
		70,239,237
Health Care Providers & Services 4.9%
401,759	Acadia Healthcare Co., Inc.*	29,324,389
73,065	Molina Healthcare, Inc.*	26,709,641
512,023	Patterson Cos., Inc.	13,010,505
		69,044,535
Hotel & Resort REITs 0.7%
455,263	Chatham Lodging Trust	4,511,656
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Hotel & Resort REITs – cont'd
448,314	RLJ Lodging Trust	$4,792,477
		9,304,133
Hotels, Restaurants & Leisure 3.4%
1,493,243	International Game Technology PLC	39,914,385
182,150	SeaWorld Entertainment, Inc.*	8,907,135
		48,821,520
Household Durables 1.0%
354,855	Tempur Sealy International, Inc.	14,307,754
Independent Power and Renewable Electricity Producers 4.1%
402,559	Ormat Technologies, Inc.	27,100,272
900,645	Vistra Corp.	31,891,839
		58,992,111
IT Services 4.0%
1,850,861	Kyndryl Holdings, Inc.*	33,371,024
2,145,523	Unisys Corp.*	10,277,055
137,873	Wix.com Ltd.*	13,994,109
		57,642,188
Life Sciences Tools & Services 1.4%
80,147	Charles River Laboratories International, Inc.*	15,795,371
1,468,160	Standard BioTools, Inc.*	3,787,853
		19,583,224
Machinery 0.9%
389,655	Enerpac Tool Group Corp.	10,637,581
1,522,390	Markforged Holding Corp.*	1,126,569
115,661	Twin Disc, Inc.	1,583,399
		13,347,549
Media 2.5%
1,441,588	Criteo SA ADR*	35,924,373
Metals & Mining 1.8%
1,506,564	Cleveland-Cliffs, Inc.*	25,852,638
Multi-Utilities 0.6%
172,083	Northwestern Energy Group, Inc.	8,657,496
Oil, Gas & Consumable Fuels 3.0%
702,038	CNX Resources Corp.*	14,644,513
608,758	Devon Energy Corp.	27,375,847
		42,020,360
Pharmaceuticals 0.4%
1,333,043	Amneal Pharmaceuticals, Inc.*	5,745,415
Number of Shares		Value
Professional Services 3.9%
5,105,459	Conduent, Inc.*	$15,520,595
764,707	KBR, Inc.	39,512,411
		55,033,006
Semiconductors & Semiconductor Equipment 9.7%
287,044	CEVA, Inc.*	6,246,077
39,610	Entegris, Inc.	4,135,284
452,780	indie Semiconductor, Inc. Class A*	3,377,739
470,988	MACOM Technology Solutions Holdings, Inc.*	39,553,572
582,595	Rambus, Inc.*	39,424,204
470,760	Semtech Corp.*	7,706,341
1,322,856	Veeco Instruments, Inc.*	37,741,082
		138,184,299
Software 5.1%
1,306,484	Adeia, Inc.	12,006,588
373,656	Box, Inc. Class A*	9,778,577
1,967,703	Cognyte Software Ltd.*	10,094,316
590,671	OneSpan, Inc.*	5,924,430
295,427	Varonis Systems, Inc.*	12,375,437
463,922	Verint Systems, Inc.*	11,398,564
1,045,809	Xperi, Inc.*	10,792,749
		72,370,661
Specialty Retail 2.1%
365,950	Caleres, Inc.	11,110,242
162,949	Children's Place, Inc.*	3,707,090
344,176	ODP Corp.*	15,677,217
		30,494,549
Technology Hardware, Storage & Peripherals 1.4%
7,453,714	Quantum Corp.*(b)	2,230,897
1,563,106	Stratasys Ltd.*	17,256,690
		19,487,587
Textiles, Apparel & Luxury Goods 0.6%
1,020,283	Under Armour, Inc. Class C*	7,815,368
Trading Companies & Distributors 2.0%
426,473	AerCap Holdings NV*	29,093,988

Total Common Stocks (Cost $1,276,031,417)		1,359,581,064
Preferred Stocks 1.1%
Communications Equipment 1.1%
17,113	Ribbon Communications, Inc., Series A*#(a)(c)(d) (Cost $14,135,352)	15,684,723
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Convertible Bonds 1.0%
Communications Equipment 1.0%
$9,304,000	Infinera Corp., 2.50%, due 3/1/2027	$8,118,565
7,500,000	Infinera Corp., 3.75%, due 8/1/2028	6,558,000
Total Convertible Bonds (Cost $16,804,000)		14,676,565
Number of Shares
Warrants 0.1%
Communications Equipment 0.1%
1,511,444	Ribbon Communications, Inc. Expires 3/31/2027*#(a)(c)(d) (Cost $2,464,258)	1,434,111
Escrow Units 0.0%(e)
Software 0.0%(e)
3,150,000	Ion Geophysical(c)(d) (Cost $0)	0
Number of Shares		Value

Short-Term Investments 2.4%
Investment Companies 2.4%
33,426,674	State Street Institutional Treasury Money Market Fund Premier Class(f), 5.31%(f) (Cost $33,426,674)	$33,426,674
Total Investments 100.0% (Cost $1,342,861,701)		1,424,803,137
Other Assets Less Liabilities 0.0%		137,127
Net Assets 100.0%		$1,424,940,264

*	Non-income producing security.
(a)	Security acquired via a PIPE transaction.
(b)	Affiliated company (see Note § below).
(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of November 30, 2023 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2023 amounted to $17,118,834, which represents 1.2% of net assets of the Fund.

(e)	Represents less than 0.05% of net assets of the Fund.
(f)	Represents 7-day effective yield as of November 30, 2023.
#  This security has been deemed by Management to be illiquid, and is subject to restrictions on resale. Total value of all such securities at November 30, 2023 amounted to $17,118,834, which represents 1.2% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2023	Fair Value Percentage of Net Assets as of 11/30/2023
Ribbon Communications, Inc. (Series A Preferred Shares)	3/29/2023	$14,135,352	$15,684,723	1.1%
Ribbon Communications, Inc. Expires 3/31/2027 (Warrants)	3/29/2023	2,464,258	1,434,111	0.1%
Total		$16,599,610	$17,118,834	1.2%
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$1,359,581,064	$—	$—	$1,359,581,064
Preferred Stocks#	—	—	15,684,723	15,684,723
Convertible Bonds#	—	14,676,565	—	14,676,565
Warrants#	—	—	1,434,111	1,434,111
Escrow Units#	—	—	—	—
Short-Term Investments	—	33,426,674	—	33,426,674
Total Investments	$1,359,581,064	$48,103,239	$17,118,834	$1,424,803,137

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2023
Investments in Securities:
Preferred Stocks(1)	$14,928	$—	$—	$757	$—	$—	$—	$—	$15,685	$757
Warrants(1)	2,110	—	—	(676)	—	—	—	—	1,434	(676)
Escrow Units(2)	—	—	—	—	—	—	—	—	—	—
Total	$17,038	$—	$—	$81	$—	$—	$—	$—	$17,119	$81

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2023	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Preferred Stocks	$15,684,723	Income Approach	Discount Yield	20.3%	20.3%	Decrease
Warrants	1,434,111	Income Approach	Discount Yield	20.3%	20.3%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(2) At November 30, 2023, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
§   Investments in Affiliates(a):
	Value at August 31, 2023	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at November 30, 2023	Value at November 30, 2023
Intrinsic Value
Quantum Corp.	$4,621,303	$—	$—	$(2,390,406)	$—	$—	7,453,714	$2,230,897
Sub-total for affiliates held as of 11/30/23(b)	$4,621,303	$—	$—	$(2,390,406)	$—	$—		$2,230,897

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	At November 30, 2023, these securities amounted to 0.16% of net assets of the Fund.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 97.8%
Beverages 1.6%
1,078,369	Keurig Dr Pepper, Inc.	$34,044,109
Biotechnology 1.6%
239,018	AbbVie, Inc.	34,033,773
Broadline Retail 6.3%
944,861	Amazon.com, Inc.*	138,034,744
Capital Markets 4.4%
568,719	Brookfield Asset Management Ltd. Class A(a)	19,922,227
185,807	CME Group, Inc.	40,572,816
84,669	S&P Global, Inc.	35,207,910
		95,702,953
Commercial Services & Supplies 1.3%
162,550	Waste Management, Inc.	27,794,425
Consumer Staples Distribution & Retail 3.7%
46,559	Costco Wholesale Corp.	27,597,382
237,598	Dollar Tree, Inc.*	29,364,737
156,982	Walmart, Inc.	24,440,527
		81,402,646
Containers & Packaging 0.9%
101,603	Avery Dennison Corp.	19,761,784
Electric Utilities 1.7%
644,643	NextEra Energy, Inc.	37,718,062
Electronic Equipment, Instruments & Components 2.4%
148,239	CDW Corp.	31,260,640
167,839	TE Connectivity Ltd.	21,986,909
		53,247,549
Entertainment 1.8%
81,527	Netflix, Inc.*	38,641,352
Financial Services 4.6%
121,807	MasterCard, Inc. Class A	50,407,391
195,243	Visa, Inc. Class A	50,114,973
		100,522,364
Ground Transportation 1.2%
116,788	Union Pacific Corp.	26,308,833
Health Care Equipment & Supplies 1.1%
434,649	Boston Scientific Corp.*	24,292,533
Health Care Providers & Services 3.4%
134,877	UnitedHealth Group, Inc.	74,582,935
Hotels, Restaurants & Leisure 2.3%
159,354	McDonald's Corp.	44,912,331
Number of Shares		Value
Hotels, Restaurants & Leisure – cont'd
624,066	Sweetgreen, Inc. Class A*	$5,872,461
		50,784,792
Insurance 1.1%
144,310	Progressive Corp.	23,671,169
Interactive Media & Services 10.0%
736,628	Alphabet, Inc. Class A*	97,625,309
1,162,306	Match Group, Inc.*	37,635,468
253,832	Meta Platforms, Inc. Class A*	83,041,139
		218,301,916
IT Services 0.8%
248,184	Okta, Inc.*	16,640,737
Life Sciences Tools & Services 1.6%
68,935	Thermo Fisher Scientific, Inc.	34,175,216
Personal Care Products 0.4%
359,270	Kenvue, Inc.	7,343,479
35,628	Oddity Tech Ltd. Class A*	1,214,202
		8,557,681
Pharmaceuticals 1.0%
138,041	Johnson & Johnson	21,349,421
Professional Services 2.8%
207,118	Equifax, Inc.	45,091,660
779,687	Paycor HCM, Inc.*	16,537,161
		61,628,821
Semiconductors & Semiconductor Equipment 4.4%
171,042	Analog Devices, Inc.	31,365,682
137,993	NVIDIA Corp.	64,539,326
		95,905,008
Software 24.8%
74,692	Adobe, Inc.*	45,637,559
90,909	Arctic Wolf Networks, Inc.*#(b)(c)	972,608
61,305	Atlassian Corp. Class A*	11,706,190
106,995	Grammarly, Inc.*#(b)(c)	1,919,052
85,757	Intuit, Inc.	49,006,695
700,816	Microsoft Corp.	265,546,190
299,236	Salesforce, Inc.*	75,377,548
58,963	ServiceNow, Inc.*	40,433,288
191,533	Workday, Inc. Class A*	51,851,814
		542,450,944
Specialty Retail 7.6%
587,667	Chewy, Inc. Class A*	10,237,159
1,297,807	Fanatics Holdings, Inc. Class A*#(b)(c)	102,929,073
29,453	Home Depot, Inc.	9,233,221
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Specialty Retail – cont'd
506,682	TJX Cos., Inc.	$44,643,839
		167,043,292
Technology Hardware, Storage & Peripherals 4.2%
488,563	Apple, Inc.	92,802,542
Textiles, Apparel & Luxury Goods 0.8%
151,538	NIKE, Inc. Class B	16,710,095

Total Common Stocks (Cost $1,365,853,496)		2,136,109,696
Preferred Stocks 0.9%
Entertainment 0.0%(d)
8,256	A24 Films LLC*#(b)(c)(e)	971,153
Internet 0.4%
7,000	Fabletics LLC, Series G*#(b)(c)	7,884,100
20,788	Savage X, Inc., Series C*#(b)(c)	951,259
		8,835,359
IT Services 0.3%
287,787	Druva, Inc., Series 4*#(b)(c)	2,440,433
461,441	Druva, Inc., Series 5*#(b)(c)	4,420,605
		6,861,038
Software 0.2%
33,179	Grammarly, Inc., Series 3*#(b)(c)	968,335
Number of Shares		Value
Software – cont'd
90,310	Signifyd, Inc., Series Seed*#(b)(c)	$738,736
39,343	Signifyd, Inc., Series A*#(b)(c)	322,613
82,373	Videoamp, Inc., Series F1*#(b)(c)	1,435,761
		3,465,445
Total Preferred Stocks (Cost $20,934,540)		20,132,995

Short-Term Investments 1.5%
Investment Companies 1.5%
28,512,660	State Street Institutional Treasury Money Market Fund Premier Class, 5.31%(f)	28,512,660
3,887,250	State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(f)(g)	3,887,250
Total Short-Term Investments (Cost $32,399,910)		32,399,910
Total Investments 100.2% (Cost $1,419,187,946)		2,188,642,601
Liabilities Less Other Assets (0.2)%		(3,951,228)
Net Assets 100.0%		$2,184,691,373

*	Non-income producing security.
(a)	All or a portion of this security is on loan at November 30, 2023. Total value of all such securities at November 30, 2023 amounted to $3,730,695 for the Fund.
(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of November 30, 2023 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2023 amounted to $125,953,728, which represents 5.8% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets of the Fund.
(e)	Security represented in Units.
(f)	Represents 7-day effective yield as of November 30, 2023.
(g)	Represents investment of cash collateral received from securities lending.
#  This security has been deemed by Management to be illiquid, and is subject to restrictions on resale. Total value of all such securities at November 30, 2023 amounted to $125,953,728, which represents 5.8% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2023	Fair Value Percentage of Net Assets as of 11/30/2023
A24 Films LLC (Preferred Units)	2/25/2022	$940,028	$971,153	0.1%
Arctic Wolf Networks, Inc.	12/31/2021	999,999	972,608	0.1%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	1,500,003	2,440,433	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,325,000	4,420,605	0.2%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	7,000,000	7,884,100	0.4%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	23,018,871	102,929,073	4.7%
Grammarly, Inc. Class A	12/23/2021-1/24/2022	2,804,542	1,919,052	0.1%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	869,685	968,335	0.0%
Savage X, Inc. (Series C Preferred Shares)	11/30/2021	1,000,028	951,259	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	1,213,732	322,613	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	2,786,053	738,736	0.0%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	1,300,011	1,435,761	0.1%
Total		$47,757,952	$125,953,728	5.8%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Software	$539,559,284	$—	$2,891,660	$542,450,944
Specialty Retail	64,114,219	—	102,929,073	167,043,292
Other Common Stocks#	1,426,615,460	—	—	1,426,615,460
Total Common Stocks	2,030,288,963	—	105,820,733	2,136,109,696
Preferred Stocks#	—	—	20,132,995	20,132,995
Short-Term Investments	—	32,399,910	—	32,399,910
Total Investments	$2,030,288,963	$32,399,910	$125,953,728	$2,188,642,601

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2023
Investments in Securities:
Common Stocks(1)	$108,256	$—	$—	$(2,435)	$—	$—	$—	$—	$105,821	$(2,435)
Preferred Stocks(1)	20,253	—	—	(120)	—	—	—	—	20,133	(120)
Total	$128,509	$—	$—	$(2,555)	$—	$—	$—	$—	$125,954	$(2,555)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2023	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$105,820,733	Market Approach	Enterprise value Revenue multiple(c) (EV/Revenue)	4.4x - 11.9x	4.6x	Increase
			Discount Rate	4.9% - 5.1%	5.0%	Decrease
			Term (Years)	2.2 - 3.2	2.9	Increase
			Expected Volatility	65% - 80%	70%	Increase
Preferred Stocks	19,161,842	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	0.8x - 10.5x	4.9x	Increase
			Discount Rate	0.3% - 5.4%	5.0%	Decrease
			Term (Years)	1.2 - 3.2	1.5	Increase
			Expected Volatility	55% - 70%	63.1%	Increase
Preferred Units	971,153	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	2.5x	2.5x	Increase
			Discount Rate	4.9%	4.9%	Decrease
			Term (Years)	3.3	3.3	Increase
			Expected Volatility	20%	20%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 99.0%
Aerospace & Defense 0.7%
164,557	Lockheed Martin Corp.	$73,683,688
Banks 6.0%
758,965	Bank of America Corp.	23,140,843
2,366,877	Citigroup, Inc.	109,113,030
1,494,506	JPMorgan Chase & Co.	233,262,496
2,039,685	PNC Financial Services Group, Inc.	273,236,202
1,140,470	Truist Financial Corp.	36,654,706
		675,407,277
Beverages 3.6%
633,732	Constellation Brands, Inc. Class A	152,406,209
4,322,509	Keurig Dr Pepper, Inc.	136,461,609
664,235	PepsiCo, Inc.	111,784,108
		400,651,926
Biotechnology 2.8%
296,688	Amgen, Inc.	79,998,952
2,397,045	Gilead Sciences, Inc.	183,613,647
55,870	Regeneron Pharmaceuticals, Inc.*	46,026,265
		309,638,864
Capital Markets 2.2%
1,001,540	CME Group, Inc.	218,696,274
942,252	UBS Group AG(a)	26,618,619
		245,314,893
Chemicals 1.7%
615,469	Air Products & Chemicals, Inc.	166,515,138
743,377	Mosaic Co.	26,679,801
		193,194,939
Consumer Staples Distribution & Retail 5.4%
4,368,532	Kroger Co.	193,394,912
2,620,967	Walmart, Inc.	408,058,352
		601,453,264
Diversified Telecommunication Services 2.4%
5,279,565	AT&T, Inc.	87,482,392
4,673,534	Verizon Communications, Inc.	179,136,558
		266,618,950
Electric Utilities 11.3%
3,637,432	American Electric Power Co., Inc.	289,357,716
4,824,229	Duke Energy Corp.	445,179,852
9,296,988	Exelon Corp.	358,027,008
59,746	FirstEnergy Corp.	2,207,017
Number of Shares		Value
Electric Utilities – cont'd
2,977,128	NextEra Energy, Inc.	$174,191,759
		1,268,963,352
Electrical Equipment 0.6%
813,087	Emerson Electric Co.	72,283,434
Financial Services 3.0%
937,789	Berkshire Hathaway, Inc. Class B*	337,604,040
Food Products 3.3%
5,135,290	Mondelez International, Inc. Class A	364,913,707
Health Care Equipment & Supplies 5.9%
1,279,754	Becton Dickinson & Co.	302,252,300
198,970	Boston Scientific Corp.*	11,120,433
797,703	Medtronic PLC	63,233,917
419,175	Stryker Corp.	124,214,128
1,375,842	Zimmer Biomet Holdings, Inc.	160,024,183
		660,844,961
Health Care Providers & Services 1.6%
320,974	UnitedHealth Group, Inc.	177,488,993
Hotels, Restaurants & Leisure 1.9%
2,593,229	Las Vegas Sands Corp.	119,599,722
2,256,472	Yum China Holdings, Inc.	97,434,461
		217,034,183
Household Products 5.9%
967,801	Colgate-Palmolive Co.	76,233,685
3,804,940	Procter & Gamble Co.	584,134,389
		660,368,074
Industrial Conglomerates 0.6%
700,779	3M Co.	69,426,176
Insurance 0.4%
17,417	American International Group, Inc.	1,146,213
149,221	Aon PLC Class A	49,017,606
		50,163,819
IT Services 1.1%
784,075	International Business Machines Corp.	124,322,932
Life Sciences Tools & Services 1.5%
499,329	Danaher Corp.	111,505,159
103,017	Thermo Fisher Scientific, Inc.	51,071,708
		162,576,867
Media 1.0%
2,613,472	Comcast Corp. Class A	109,478,342
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Metals & Mining 7.4%
89,863	BHP Group Ltd. ADR(a)	$5,478,049
959,305	Franco-Nevada Corp.	107,538,091
3,020,485	Freeport-McMoRan, Inc.	112,724,500
5,230,113	Newmont Corp.	210,198,241
2,721,583	Rio Tinto PLC ADR	188,034,169
535,119	Southern Copper Corp.	38,491,110
3,459,653	Wheaton Precious Metals Corp.	169,177,032
		831,641,192
Multi-Utilities 8.6%
4,592,236	CenterPoint Energy, Inc.	129,822,512
1,063,286	Dominion Energy, Inc.	48,209,387
3,276,701	DTE Energy Co.	341,137,341
1,056,929	Public Service Enterprise Group, Inc.	65,984,077
5,211,655	Sempra	379,773,300
		964,926,617
Oil, Gas & Consumable Fuels 5.3%
787,751	Chevron Corp.	113,121,043
484,852	ConocoPhillips	56,034,346
3,169,166	Exxon Mobil Corp.	325,600,115
2,602,166	Williams Cos., Inc.	95,733,687
		590,489,191
Personal Care Products 0.4%
2,051,852	Kenvue, Inc.	41,939,855
Pharmaceuticals 12.1%
1,537,524	Bristol-Myers Squibb Co.	75,922,935
Number of Shares		Value
Pharmaceuticals – cont'd
93,039	Eli Lilly & Co.	$54,989,771
3,526,891	Johnson & Johnson	545,468,962
3,926,952	Merck & Co., Inc.	402,434,041
8,939,450	Pfizer, Inc.	272,385,041
		1,351,200,750
Semiconductors & Semiconductor Equipment 0.8%
563,639	Applied Materials, Inc.	84,421,849
Tobacco 1.2%
1,386,195	Philip Morris International, Inc.	129,415,165
Wireless Telecommunication Services 0.3%
257,132	T-Mobile U.S., Inc.	38,685,509
Total Common Stocks (Cost $10,885,833,117)		11,074,152,809

Short-Term Investments 1.5%
Investment Companies 1.5%
164,229,593	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.31%(b) (Cost $164,229,593)	164,229,593
Total Investments 100.5% (Cost $11,050,062,710)		11,238,382,402
Liabilities Less Other Assets (0.5)%		(51,811,627)
Net Assets 100.0%		$11,186,570,775

*	Non-income producing security.
(a)
All or a portion of this security is on loan at November 30, 2023. Total value of all such securities at
November 30, 2023 amounted to $10,119,982, collateralized by non-cash (U.S. Treasury Securities)
collateral of $10,117,177 for the Fund.

(b)	Represents 7-day effective yield as of November 30, 2023.
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$11,074,152,809	$—	$—	$11,074,152,809
Short-Term Investments	—	164,229,593	—	164,229,593
Total Investments	$11,074,152,809	$164,229,593	$—	$11,238,382,402

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 98.1%
Aerospace & Defense 3.2%
108,100	Axon Enterprise, Inc.*	$24,848,947
142,000	HEICO Corp.	24,286,260
		49,135,207
Automobile Components 0.7%
122,895	Aptiv PLC*	10,180,622
Biotechnology 2.8%
62,962	Alnylam Pharmaceuticals, Inc.*	10,593,357
70,706	BioMarin Pharmaceutical, Inc.*	6,439,902
214,158	Natera, Inc.*	11,982,140
79,154	Neurocrine Biosciences, Inc.*	9,228,565
49,426	Sarepta Therapeutics, Inc.*	4,017,345
		42,261,309
Building Products 1.0%
111,900	Builders FirstSource, Inc.*	15,006,909
Capital Markets 2.9%
246,134	Ares Management Corp. Class A	27,628,542
164,436	Tradeweb Markets, Inc. Class A	15,933,848
		43,562,390
Commercial Services & Supplies 3.4%
56,937	Cintas Corp.	31,500,395
142,400	Veralto Corp.*	11,000,400
65,900	Waste Connections, Inc.	8,928,791
		51,429,586
Communications Equipment 1.0%
69,033	Arista Networks, Inc.*	15,167,241
Construction & Engineering 1.0%
78,800	Quanta Services, Inc.	14,838,828
Consumer Staples Distribution & Retail 1.0%
241,467	BJ's Wholesale Club Holdings, Inc.*	15,593,939
Containers & Packaging 0.6%
56,800	Packaging Corp. of America	9,542,968
Electrical Equipment 3.8%
118,800	AMETEK, Inc.	18,441,324
46,600	Hubbell, Inc.	13,980,000
43,900	Rockwell Automation, Inc.	12,091,816
285,200	Vertiv Holdings Co.*	12,451,832
		56,964,972
Entertainment 1.5%
120,494	Spotify Technology SA*	22,304,644
Number of Shares		Value
Financial Services 1.7%
280,735	Apollo Global Management, Inc.	$25,827,620
Ground Transportation 2.6%
65,800	JB Hunt Transport Services, Inc.	12,190,766
68,600	Old Dominion Freight Line, Inc.	26,689,516
		38,880,282
Health Care Equipment & Supplies 6.8%
30,641	Align Technology, Inc.*	6,551,046
241,987	Axonics, Inc.*	13,548,852
290,490	Dexcom, Inc.*	33,557,405
46,808	IDEXX Laboratories, Inc.*	21,804,102
24,939	Inspire Medical Systems, Inc.*	3,623,886
51,737	Insulet Corp.*	9,782,949
41,929	Penumbra, Inc.*	9,312,012
25,622	Shockwave Medical, Inc.*	4,472,320
		102,652,572
Health Care Providers & Services 1.9%
145,404	Cencora, Inc.	29,570,812
Health Care Technology 0.9%
75,918	Veeva Systems, Inc. Class A*	13,233,267
Hotels, Restaurants & Leisure 4.8%
95,100	Churchill Downs, Inc.	11,009,727
157,400	Darden Restaurants, Inc.	24,628,378
669,800	DraftKings, Inc. Class A*	25,613,152
55,300	Vail Resorts, Inc.	12,017,243
		73,268,500
Household Products 1.6%
251,000	Church & Dwight Co., Inc.	24,254,130
Insurance 4.5%
173,408	Arch Capital Group Ltd.*	14,512,516
166,201	Arthur J Gallagher & Co.	41,384,049
36,072	Kinsale Capital Group, Inc.	12,628,807
		68,525,372
IT Services 2.7%
100,280	MongoDB, Inc.*	41,690,407
Life Sciences Tools & Services 5.0%
191,085	Agilent Technologies, Inc.	24,420,663
457,713	Avantor, Inc.*	9,694,361
142,176	IQVIA Holdings, Inc.*	30,439,882
66,811	Repligen Corp.*	10,506,030
		75,060,936
Machinery 1.2%
264,900	Fortive Corp.	18,272,802
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Media 2.1%
452,395	Trade Desk, Inc. Class A*	$31,875,752
Oil, Gas & Consumable Fuels 2.9%
134,500	Cheniere Energy, Inc.	24,499,175
129,074	Diamondback Energy, Inc.	19,930,316
		44,429,491
Pharmaceuticals 0.7%
389,859	Royalty Pharma PLC Class A	10,553,483
Professional Services 2.2%
74,115	Paylocity Holding Corp.*	11,611,597
88,100	Verisk Analytics, Inc.	21,269,983
		32,881,580
Real Estate Management & Development 1.0%
186,300	CoStar Group, Inc.*	15,470,352
Semiconductors & Semiconductor Equipment 3.4%
261,121	Lattice Semiconductor Corp.*	15,288,635
45,146	Monolithic Power Systems, Inc.	24,772,513
165,030	ON Semiconductor Corp.*	11,771,590
		51,832,738
Software 16.8%
75,412	Bill Holdings, Inc.*	4,937,224
97,496	Cadence Design Systems, Inc.*	26,642,732
163,152	Crowdstrike Holdings, Inc. Class A*	38,665,392
225,468	Datadog, Inc. Class A*	26,282,805
256,383	Descartes Systems Group, Inc.*	20,777,278
24,206	Fair Isaac Corp.*	26,326,446
150,272	Manhattan Associates, Inc.*	33,518,170
1,563,044	Palantir Technologies, Inc. Class A*	31,339,032
70,825	Palo Alto Networks, Inc.*	20,899,749
Number of Shares		Value
Software – cont'd
123,452	Zscaler, Inc.*	$24,385,473
		253,774,301
Specialty Retail 5.0%
21,400	O'Reilly Automotive, Inc.*	21,022,932
32,600	Restoration Hardware, Inc.*	8,801,022
211,800	Ross Stores, Inc.	27,614,484
44,500	Ulta Beauty, Inc.*	18,956,555
		76,394,993
Technology Hardware, Storage & Peripherals 1.9%
102,777	Super Micro Computer, Inc.*	28,106,426
Textiles, Apparel & Luxury Goods 2.4%
35,000	Deckers Outdoor Corp.*	23,238,950
447,300	On Holding AG Class A*	12,976,173
		36,215,123
Trading Companies & Distributors 3.1%
40,100	United Rentals, Inc.	19,088,402
35,800	W.W. Grainger, Inc.	28,145,602
		47,234,004
Total Common Stocks (Cost $1,277,423,950)		1,485,993,558

Short-Term Investments 2.7%
Investment Companies 2.7%
40,382,572	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.31%(a) (Cost $40,382,572)	40,382,572
Total Investments 100.8% (Cost $1,317,806,522)		1,526,376,130
Liabilities Less Other Assets (0.8)%		(12,124,823)
Net Assets 100.0%		$1,514,251,307

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2023.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,485,993,558	$—	$—	$1,485,993,558
Short-Term Investments	—	40,382,572	—	40,382,572
Total Investments	$1,485,993,558	$40,382,572	$—	$1,526,376,130

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 99.8%
Aerospace & Defense 3.3%
2,785	General Dynamics Corp.	$687,812
5,677	L3Harris Technologies, Inc.	1,083,228
		1,771,040
Automobile Components 1.6%
10,303	Aptiv PLC*	853,501
Banks 3.0%
72,792	Huntington Bancshares, Inc.	819,638
24,228	Truist Financial Corp.	778,688
		1,598,326
Beverages 1.0%
8,226	Molson Coors Beverage Co. Class B	506,228
Building Products 3.6%
965	Carlisle Cos., Inc.	270,596
17,299	Fortune Brands Innovations, Inc.	1,183,771
26,943	Resideo Technologies, Inc.*	442,673
		1,897,040
Chemicals 0.6%
4,133	Ashland, Inc.	330,309
Commercial Services & Supplies 2.0%
44,171	OPENLANE, Inc.*	645,780
8,657	Stericycle, Inc.*	406,619
		1,052,399
Communications Equipment 3.0%
19,931	Ciena Corp.*	913,836
2,163	Motorola Solutions, Inc.	698,368
		1,612,204
Construction & Engineering 1.9%
13,605	Arcosa, Inc.	1,009,491
Consumer Finance 0.5%
9,309	Bread Financial Holdings, Inc.	261,583
Consumer Staples Distribution & Retail 1.9%
8,281	Dollar Tree, Inc.*	1,023,449
Containers & Packaging 3.4%
2,369	Avery Dennison Corp.	460,771
6,897	Crown Holdings, Inc.	593,211
22,035	Sealed Air Corp.	735,528
		1,789,510
Electric Utilities 2.0%
29,188	FirstEnergy Corp.	1,078,205
Electronic Equipment, Instruments & Components 6.0%
3,091	CDW Corp.	651,830
9,148	Coherent Corp.*	336,555
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
5,680	IPG Photonics Corp.*	$543,917
12,772	Itron, Inc.*	860,577
2,052	Teledyne Technologies, Inc.*	826,874
		3,219,753
Energy Equipment & Services 2.0%
31,900	Baker Hughes Co.	1,076,625
Entertainment 1.8%
116,506	Lions Gate Entertainment Corp. Class B*	973,990
Financial Services 1.8%
8,341	Global Payments, Inc.	971,226
Food Products 3.2%
45,300	Hain Celestial Group, Inc.*	478,821
30,107	TreeHouse Foods, Inc.*	1,225,656
		1,704,477
Health Care Equipment & Supplies 4.4%
19,023	Avanos Medical, Inc.*	409,946
9,646	Haemonetics Corp.*	780,072
8,862	Zimmer Biomet Holdings, Inc.	1,030,739
13,156	Zimvie, Inc.*	124,324
		2,345,081
Health Care Providers & Services 2.4%
2,760	McKesson Corp.	1,298,746
Hotels, Restaurants & Leisure 5.7%
10,707	Bloomin' Brands, Inc.	249,901
25,809	International Game Technology PLC	689,875
25,875	MGM Resorts International	1,020,510
5,489	SeaWorld Entertainment, Inc.*	268,412
23,048	Travel & Leisure Co.	821,431
		3,050,129
Independent Power and Renewable Electricity Producers 3.7%
44,297	AES Corp.	762,351
33,480	Vistra Corp.	1,185,527
		1,947,878
Insurance 4.0%
7,016	Allstate Corp.	967,296
9,412	Globe Life, Inc.	1,158,899
		2,126,195
IT Services 2.5%
20,743	Kyndryl Holdings, Inc.*	373,996
9,268	Wix.com Ltd.*	940,702
		1,314,698
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 0.5%
1,463	Charles River Laboratories International, Inc.*	$288,328
Machinery 3.3%
17,199	Allison Transmission Holdings, Inc.	919,802
31,136	Enerpac Tool Group Corp.	850,013
		1,769,815
Metals & Mining 0.5%
16,803	Cleveland-Cliffs, Inc.*	288,339
Multi-Utilities 2.5%
47,842	CenterPoint Energy, Inc.	1,352,493
Oil, Gas & Consumable Fuels 6.8%
17,418	Devon Energy Corp.	783,287
10,575	EOG Resources, Inc.	1,301,465
4,422	Phillips 66	569,952
25,731	Williams Cos., Inc.	946,644
		3,601,348
Professional Services 4.2%
143,600	Conduent, Inc.*	436,544
45,097	Dun & Bradstreet Holdings, Inc.	477,577
26,112	KBR, Inc.	1,349,207
		2,263,328
Retail REITs 2.0%
17,075	Regency Centers Corp.	1,071,969
Semiconductors & Semiconductor Equipment 3.1%
2,191	Enphase Energy, Inc.*	221,335
2,939	NXP Semiconductors NV	599,791
8,603	Skyworks Solutions, Inc.	833,889
		1,655,015
Number of Shares		Value
Software 3.1%
11,149	DocuSign, Inc.*	$480,522
24,327	Dropbox, Inc. Class A*	685,535
11,005	Smartsheet, Inc. Class A*	466,392
		1,632,449
Specialty Retail 2.3%
3,811	Best Buy Co., Inc.	270,352
17,661	Children's Place, Inc.*	401,788
12,641	ODP Corp.*	575,798
		1,247,938
Technology Hardware, Storage & Peripherals 3.6%
64,851	Hewlett Packard Enterprise Co.	1,096,630
24,951	Pure Storage, Inc. Class A*	831,118
		1,927,748
Textiles, Apparel & Luxury Goods 0.6%
38,270	Under Armour, Inc. Class C*	293,148
Trading Companies & Distributors 2.0%
15,937	AerCap Holdings NV*	1,087,222
Total Common Stocks (Cost $46,222,886)		53,291,223

Short-Term Investments 0.1%
Investment Companies 0.1%
76,398	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.31%(a) (Cost $76,398)	76,398
Total Investments 99.9% (Cost $46,299,284)		53,367,621
Other Assets Less Liabilities 0.1%		41,144
Net Assets 100.0%		$53,408,765

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2023.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$53,291,223	$—	$—	$53,291,223
Short-Term Investments	—	76,398	—	76,398
Total Investments	$53,291,223	$76,398	$—	$53,367,621

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 99.2%
Aerospace & Defense 1.2%
35,000	RTX Corp.	$2,851,800
Banks 3.2%
49,000	JPMorgan Chase & Co.	7,647,920
Broadline Retail 3.5%
56,000	Amazon.com, Inc.*	8,181,040
Capital Markets 6.6%
245,000	Brookfield Corp. Class A	8,641,150
46,000	Charles Schwab Corp.	2,820,720
37,000	Intercontinental Exchange, Inc.	4,212,080
		15,673,950
Commercial Services & Supplies 2.0%
27,000	Veralto Corp.*	2,085,750
140,000	Vestis Corp.*	2,563,400
		4,649,150
Communications Equipment 3.3%
24,000	Motorola Solutions, Inc.	7,748,880
Construction Materials 2.3%
30,000	Eagle Materials, Inc.	5,431,500
Consumer Staples Distribution & Retail 4.6%
60,000	BJ's Wholesale Club Holdings, Inc.*	3,874,800
160,000	U.S. Foods Holding Corp.*	7,012,800
		10,887,600
Containers & Packaging 6.9%
20,000	Avery Dennison Corp.	3,890,000
56,000	Ball Corp.	3,096,240
415,000	Graphic Packaging Holding Co.	9,408,050
		16,394,290
Electrical Equipment 1.7%
14,500	Rockwell Automation, Inc.	3,993,880
Entertainment 1.0%
8,000	Electronic Arts, Inc.	1,104,080
14,000	Walt Disney Co.*	1,297,660
		2,401,740
Financial Services 6.8%
42,000	Apollo Global Management, Inc.	3,864,000
34,000	Berkshire Hathaway, Inc. Class B*	12,240,000
		16,104,000
Food Products 3.6%
78,000	Mondelez International, Inc. Class A	5,542,680
Number of Shares		Value
Food Products – cont'd
78,000	Simply Good Foods Co.*	$3,021,720
		8,564,400
Ground Transportation 3.3%
241,000	CSX Corp.	7,784,300
Health Care Equipment & Supplies 2.1%
21,000	Becton Dickinson & Co.	4,959,780
Health Care Providers & Services 3.4%
32,000	HCA Healthcare, Inc.	8,015,360
Hotels, Restaurants & Leisure 5.9%
220,000	Aramark	6,162,200
550	Booking Holdings, Inc.*	1,719,135
21,000	McDonald's Corp.	5,918,640
		13,799,975
Household Products 0.7%
7,000	WD-40 Co.	1,693,160
Independent Power and Renewable Electricity Producers 0.6%
50,000	Brookfield Renewable Corp. Class A	1,327,000
Insurance 2.8%
29,000	Chubb Ltd.	6,653,470
Interactive Media & Services 4.7%
82,000	Alphabet, Inc. Class C*	10,981,440
Machinery 5.5%
7,500	Deere & Co.	2,733,075
26,000	Nordson Corp.	6,118,840
36,000	Westinghouse Air Brake Technologies Corp.	4,196,160
		13,048,075
Oil, Gas & Consumable Fuels 2.1%
40,000	EOG Resources, Inc.	4,922,800
Pharmaceuticals 1.2%
95,000	Pfizer, Inc.	2,894,650
Professional Services 1.6%
34,000	TransUnion	1,996,480
7,000	Verisk Analytics, Inc.	1,690,010
		3,686,490
Semiconductors & Semiconductor Equipment 0.5%
9,000	QUALCOMM, Inc.	1,161,450
Software 5.8%
36,000	Microsoft Corp.	13,640,760
Specialty Retail 3.4%
22,000	Lowe's Cos., Inc.	4,374,260
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Specialty Retail – cont'd
40,000	TJX Cos., Inc.	$3,524,400
		7,898,660
Technology Hardware, Storage & Peripherals 4.1%
51,100	Apple, Inc.	9,706,445
Textiles, Apparel & Luxury Goods 1.5%
33,000	NIKE, Inc. Class B	3,638,910
Wireless Telecommunication Services 3.3%
52,000	T-Mobile U.S., Inc.	7,823,400
Total Common Stocks (Cost $126,738,595)		234,166,275
Number of Shares		Value

Short-Term Investments 1.1%
Investment Companies 1.1%
2,771,956	State Street Institutional Treasury Money Market Fund Premier Class(a), 5.31%(a) (Cost $2,771,956)	$2,771,956
Total Investments 100.3% (Cost $129,510,551)		236,938,231
Liabilities Less Other Assets (0.3)%		(822,267)
Net Assets 100.0%		$236,115,964

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2023.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$234,166,275	$—	$—	$234,166,275
Short-Term Investments	—	2,771,956	—	2,771,956
Total Investments	$234,166,275	$2,771,956	$—	$236,938,231

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 98.1%
Health Care REITs 8.6%
338,427	Omega Healthcare Investors, Inc.	$10,745,058
457,424	Ventas, Inc.	20,968,316
353,872	Welltower, Inc.	31,529,995
		63,243,369
Industrial REITs 9.6%
33,903	EastGroup Properties, Inc.	5,890,646
485,336	Prologis, Inc.	55,779,666
174,998	Rexford Industrial Realty, Inc.	8,613,402
		70,283,714
Office REITs 3.1%
135,667	Boston Properties, Inc.	7,723,523
2,524,875	Hudson Pacific Properties, Inc.	14,821,016
		22,544,539
Residential REITs 16.9%
185,133	American Homes 4 Rent Class A	6,714,774
665,686	Apartment Income REIT Corp.	20,716,148
83,071	AvalonBay Communities, Inc.	14,366,299
210,505	Equity LifeStyle Properties, Inc.	14,966,905
252,236	Equity Residential	14,337,094
93,031	Essex Property Trust, Inc.	19,858,397
344,660	Invitation Homes, Inc.	11,497,858
162,782	Sun Communities, Inc.	21,054,224
		123,511,699
Retail REITs 13.9%
1,077,939	Kimco Realty Corp.	20,825,782
512,393	Realty Income Corp.	27,648,726
Number of Shares		Value
Retail REITs – cont'd
131,691	Regency Centers Corp.	$8,267,561
499,621	Retail Opportunity Investments Corp.	6,430,122
243,397	Simon Property Group, Inc.	30,397,851
492,509	Urban Edge Properties	8,249,526
		101,819,568
Specialized REITs 46.0%
357,887	American Tower Corp.	74,719,648
374,290	Crown Castle, Inc.	43,896,731
73,105	Equinix, Inc.	59,581,306
217,771	Extra Space Storage, Inc.	28,347,251
296,220	Iron Mountain, Inc.	19,002,513
188,280	Public Storage	48,719,333
76,248	SBA Communications Corp.	18,830,206
844,158	VICI Properties, Inc.	25,231,883
604,857	Weyerhaeuser Co.	18,962,267
		337,291,138
Total Common Stocks (Cost $815,054,093)		718,694,027

Short-Term Investments 1.8%
Investment Companies 1.8%
13,190,061	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.31%(a) (Cost $13,190,061)	13,190,061
Total Investments 99.9% (Cost $828,244,154)		731,884,088
Other Assets Less Liabilities 0.1%		426,965
Net Assets 100.0%		$732,311,053

(a)	Represents 7-day effective yield as of November 30, 2023.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$718,694,027	$—	$—	$718,694,027
Short-Term Investments	—	13,190,061	—	13,190,061
Total Investments	$718,694,027	$13,190,061	$—	$731,884,088

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 96.0%
Aerospace & Defense 2.9%
51,100	BWX Technologies, Inc.	$3,987,333
22,700	Curtiss-Wright Corp.	4,855,530
		8,842,863
Automobile Components 0.8%
19,682	Visteon Corp.*	2,335,663
Beverages 0.9%
29,771	MGP Ingredients, Inc.	2,543,932
Biotechnology 8.6%
129,736	Alkermes PLC*	3,131,827
363,379	Amicus Therapeutics, Inc.*	4,004,437
85,046	Arrowhead Pharmaceuticals, Inc.*	1,802,975
36,185	Blueprint Medicines Corp.*	2,519,923
30,217	Cytokinetics, Inc.*	1,011,665
112,350	Halozyme Therapeutics, Inc.*	4,337,834
22,249	Immunovant, Inc.*	870,603
70,577	Insmed, Inc.*	1,765,837
89,175	Ultragenyx Pharmaceutical, Inc.*	3,464,449
43,885	Vaxcyte, Inc.*	2,271,926
55,608	Viking Therapeutics, Inc.*	679,530
		25,861,006
Building Products 2.1%
52,700	Trex Co., Inc.*	3,703,229
84,600	Zurn Elkay Water Solutions Corp.	2,490,624
		6,193,853
Capital Markets 0.8%
15,848	Piper Sandler Cos.	2,452,161
Commercial Services & Supplies 2.1%
55,145	Casella Waste Systems, Inc. Class A*	4,460,128
104,200	Vestis Corp.*	1,907,902
		6,368,030
Communications Equipment 1.1%
86,565	Calix, Inc.*	3,340,543
Construction & Engineering 4.1%
240,568	API Group Corp.*	7,301,239
26,600	Comfort Systems USA, Inc.	5,149,228
		12,450,467
Containers & Packaging 1.1%
148,633	Graphic Packaging Holding Co.	3,369,510
Diversified Consumer Services 2.0%
30,500	Bright Horizons Family Solutions, Inc.*	2,666,920
Number of Shares		Value
Diversified Consumer Services – cont'd
269,659	OneSpaWorld Holdings Ltd.*	$3,249,391
		5,916,311
Electrical Equipment 1.3%
71,500	nVent Electric PLC	3,807,375
Energy Equipment & Services 2.2%
102,400	ChampionX Corp.	3,002,368
38,400	Weatherford International PLC*	3,482,496
		6,484,864
Financial Services 2.9%
283,440	Flywire Corp.*	6,604,152
31,350	Shift4 Payments, Inc. Class A*	2,063,457
		8,667,609
Food Products 0.7%
164,175	Utz Brands, Inc.	2,168,752
Ground Transportation 1.4%
6,200	Saia, Inc.*	2,420,418
22,300	XPO, Inc.*	1,924,044
		4,344,462
Health Care Equipment & Supplies 6.9%
138,258	Axonics, Inc.*	7,741,066
29,936	Glaukos Corp.*	1,912,611
8,423	Inspire Medical Systems, Inc.*	1,223,946
24,952	iRhythm Technologies, Inc.*	2,127,907
25,241	Lantheus Holdings, Inc.*	1,807,760
143,479	Neogen Corp.*	2,434,839
304,608	Paragon 28, Inc.*	3,365,918
		20,614,047
Health Care Providers & Services 3.1%
33,267	HealthEquity, Inc.*	2,229,554
105,385	Option Care Health, Inc.*	3,135,204
121,119	RadNet, Inc.*	4,024,784
		9,389,542
Health Care Technology 0.3%
26,685	Schrodinger, Inc.*	829,637
Hotels, Restaurants & Leisure 5.2%
69,122	Boyd Gaming Corp.	4,081,654
24,362	Churchill Downs, Inc.	2,820,389
41,808	Texas Roadhouse, Inc.	4,705,908
17,000	Wingstop, Inc.	4,086,120
		15,694,071
Household Durables 2.9%
26,800	Installed Building Products, Inc.	4,033,668
79,300	Skyline Champion Corp.*	4,773,067
		8,806,735
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Insurance 2.9%
24,639	Kinsale Capital Group, Inc.	$8,626,114
Life Sciences Tools & Services 0.9%
320,993	Pacific Biosciences of California, Inc.*	2,722,021
Marine Transportation 1.4%
53,400	Kirby Corp.*	4,098,450
Metals & Mining 1.5%
104,900	ATI, Inc.*	4,610,355
Oil, Gas & Consumable Fuels 1.6%
73,373	Magnolia Oil & Gas Corp. Class A	1,577,519
56,985	Matador Resources Co.	3,298,292
		4,875,811
Personal Care Products 1.8%
46,700	elf Beauty, Inc.*	5,514,803
Pharmaceuticals 1.3%
62,663	Arvinas, Inc.*	1,376,706
44,181	Prestige Consumer Healthcare, Inc.*	2,533,780
		3,910,486
Professional Services 1.6%
80,800	CBIZ, Inc.*	4,677,512
Semiconductors & Semiconductor Equipment 7.7%
124,439	Aehr Test Systems*	2,857,119
36,364	Axcelis Technologies, Inc.*	4,519,318
42,027	MACOM Technology Solutions Holdings, Inc.*	3,529,428
44,695	Onto Innovation, Inc.*	6,302,442
86,405	Rambus, Inc.*	5,847,026
		23,055,333
Software 11.6%
39,171	Altair Engineering, Inc. Class A*	2,838,331
19,588	CyberArk Software Ltd.*	3,903,301
56,235	Descartes Systems Group, Inc.*	4,557,284
101,799	DoubleVerify Holdings, Inc.*	3,379,727
89,468	Intapp, Inc.*	3,355,050
33,970	Manhattan Associates, Inc.*	7,577,008
Number of Shares		Value
Software – cont'd
75,883	Sprout Social, Inc. Class A*	$4,317,743
28,660	SPS Commerce, Inc.*	4,937,545
		34,865,989
Specialty Retail 0.9%
55,500	Academy Sports & Outdoors, Inc.	2,823,285
Technology Hardware, Storage & Peripherals 3.8%
41,577	Super Micro Computer, Inc.*	11,370,062
Trading Companies & Distributors 5.6%
104,341	Air Lease Corp.	4,047,387
34,000	Applied Industrial Technologies, Inc.	5,442,380
79,000	FTAI Aviation Ltd.	3,255,590
41,432	H&E Equipment Services, Inc.	1,835,852
14,260	WESCO International, Inc.	2,222,421
		16,803,630
Total Common Stocks (Cost $282,743,585)		288,435,284
Exchange-Traded Funds 1.3%
16,895	iShares Russell 2000 Growth ETF(a) (Cost $3,483,600)	3,815,567

Short-Term Investments 4.1%
Investment Companies 4.1%
8,356,950	State Street Institutional U.S. Government Money Market Fund Premier Class(b), 5.31%(b)	8,356,950
3,789,267	State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(b)(c)	3,789,267
Total Short-Term Investments (Cost $12,146,217)		12,146,217
Total Investments 101.4% (Cost $298,373,402)		304,397,068
Liabilities Less Other Assets (1.4)%		(4,074,002)
Net Assets 100.0%		$300,323,066

*	Non-income producing security.
(a)	All or a portion of this security is on loan at November 30, 2023. Total value of all such securities at November 30, 2023 amounted to $3,724,779 for the Fund.
(b)	Represents 7-day effective yield as of November 30, 2023.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$288,435,284	$—	$—	$288,435,284
Exchange-Traded Funds	3,815,567	—	—	3,815,567
Short-Term Investments	—	12,146,217	—	12,146,217
Total Investments	$292,250,851	$12,146,217	$—	$304,397,068

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 98.5%
Banks 3.8%
866,342	Bank of America Corp.	$26,414,767
162,948	JPMorgan Chase & Co.	25,432,924
		51,847,691
Broadline Retail 7.5%
693,171	Amazon.com, Inc.*	101,265,351
Capital Markets 2.4%
424,541	Interactive Brokers Group, Inc. Class A	33,046,271
Chemicals 1.8%
85,479	Sherwin-Williams Co.	23,831,545
Communications Equipment 1.8%
111,648	Arista Networks, Inc.*	24,530,182
Consumer Staples Distribution & Retail 1.2%
27,251	Costco Wholesale Corp.	16,152,758
Diversified Telecommunication Services 1.6%
128,024	Space Exploration Technologies Corp. Class A*#(a)(b)	10,369,944
137,408	Space Exploration Technologies Corp. Class C*#(a)(b)	11,130,048
		21,499,992
Electrical Equipment 1.5%
709,805	Vestas Wind Systems AS*	19,646,300
Electronic Equipment, Instruments & Components 1.4%
80,145	Zebra Technologies Corp. Class A*	18,992,762
Financial Services 12.5%
32	Berkshire Hathaway, Inc. Class A*	17,468,800
176,406	Berkshire Hathaway, Inc. Class B*	63,506,160
197,324	Fiserv, Inc.*	25,772,488
149,868	MasterCard, Inc. Class A	62,019,874
		168,767,322
Ground Transportation 1.9%
798,343	CSX Corp.	25,786,479
Health Care Equipment & Supplies 2.1%
97,746	Becton Dickinson & Co.	23,085,650
12,892	IDEXX Laboratories, Inc.*	6,005,352
		29,091,002
Health Care Providers & Services 7.0%
214,538	Cencora, Inc.	43,630,593
Number of Shares		Value
Health Care Providers & Services – cont'd
193,002	Cigna Group	$50,736,366
		94,366,959
Hotels, Restaurants & Leisure 3.3%
1,751,509	Compass Group PLC	44,290,163
Household Products 2.0%
351,686	Colgate-Palmolive Co.	27,702,306
Insurance 3.2%
259,930	Progressive Corp.	42,636,318
Interactive Media & Services 7.2%
737,752	Alphabet, Inc. Class A*	97,774,273
IT Services 3.4%
456,594	GoDaddy, Inc. Class A*	45,686,796
Life Sciences Tools & Services 2.5%
90,348	Danaher Corp.	20,175,612
65,343	IQVIA Holdings, Inc.*	13,989,936
		34,165,548
Machinery 1.6%
256,548	Otis Worldwide Corp.	22,009,253
Multi-Utilities 1.8%
1,828,121	National Grid PLC	23,713,777
Oil, Gas & Consumable Fuels 1.6%
806,130	Coterra Energy, Inc.	21,160,913
Pharmaceuticals 1.7%
84,491	Roche Holding AG	22,775,038
Semiconductors & Semiconductor Equipment 4.6%
179,190	Applied Materials, Inc.	26,839,078
228,967	Texas Instruments, Inc.	34,965,551
		61,804,629
Software 11.4%
51,751	Intuit, Inc.	29,573,626
327,305	Microsoft Corp.	124,019,138
		153,592,764
Specialty Retail 0.7%
31,420	Home Depot, Inc.	9,849,856
Technology Hardware, Storage & Peripherals 2.9%
208,473	Apple, Inc.	39,599,446
Trading Companies & Distributors 4.1%
48,182	United Rentals, Inc.	22,935,596
41,964	W.W. Grainger, Inc.	32,991,677
		55,927,273

Total Common Stocks (Cost $768,770,888)		1,331,512,967
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Preferred Stocks 1.3%
Diversified Telecommunication Services 1.3%
21,111	Space Exploration Technologies Corp., Series E*#(a)(b) (Cost $17,099,910)	$17,099,910
Principal Amount

Short-Term Investments 0.1%
Certificates of Deposit 0.0%(c)
$100,000	Carver Federal Savings Bank, 1.25%, due 12/23/2023	100,000
250,000	Self Help Credit Union, 0.10%, due 2/16/2024	250,000
250,000	Self Help Federal Credit Union, 0.10%, due 12/1/2023	250,000
		600,000
Number of Shares		Value
Investment Companies 0.1%
847,010	State Street Institutional Treasury Money Market Fund Premier Class, 5.31%(d)	$847,010
Total Short-Term Investments (Cost $1,447,010)		1,447,010
Total Investments 99.9% (Cost $787,317,808)		1,350,059,887
Other Assets Less Liabilities 0.1%		1,992,671
Net Assets 100.0%		$1,352,052,558

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of November 30, 2023 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2023 amounted to $38,599,902, which represents 2.9% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of November 30, 2023.
#  This security has been deemed by Management to be illiquid, and is subject to restrictions on resale. Total value of all such securities at November 30, 2023 amounted to $38,599,902, which represents 2.9% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 11/30/2023	Fair Value Percentage of Net Assets as of 11/30/2023
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$17,099,910	$17,099,910	1.3%
Space Exploration Technologies Corp. Class A	8/18/2023	10,369,944	10,369,944	0.8%
Space Exploration Technologies Corp. Class C	8/18/2023	11,130,048	11,130,048	0.8%
Total		$38,599,902	$38,599,902	2.9%
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Diversified Telecommunication Services	$—	$—	$21,499,992	$21,499,992
Other Common Stocks#	1,310,012,975	—	—	1,310,012,975
Total Common Stocks	1,310,012,975	—	21,499,992	1,331,512,967
Preferred Stocks	—	—	17,099,910	17,099,910
Short-Term Investments	—	1,447,010	—	1,447,010
Total Investments	$1,310,012,975	$1,447,010	$38,599,902	$1,350,059,887

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2023
Investments in Securities:
Common Stocks(1)	$21,500	$—	$—	$—	$—	$—	$—	$—	$21,500	$—
Preferred Stocks	—	—	—	—	17,100	—	—	—	17,100	—
Total	$21,500	$—	$—	$—	$17,100	$—	$—	$—	$38,600	$—

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 11/30/2023	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$21,499,992	Market Approach	Transaction Price	$81.00	$81.00	Increase
Preferred Stocks	17,099,910	Market Approach	Transaction Price	$81.00	$81.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)
November 30, 2023

Number of Shares		Value
Common Stocks 97.3%
Automobile Components 2.6%
3,420	Aptiv PLC*	$283,313
Building Products 5.2%
2,540	Trane Technologies PLC	572,541
Chemicals 4.0%
2,260	Ecolab, Inc.	433,310
Commercial Services & Supplies 2.7%
996	Tetra Tech, Inc.	157,517
1,846	Veralto Corp.*	142,604
		300,121
Communications Equipment 4.5%
1,535	Motorola Solutions, Inc.	495,605
Containers & Packaging 7.1%
4,748	Ball Corp.	262,517
22,912	Graphic Packaging Holding Co.	519,415
		781,932
Electric Utilities 2.1%
3,968	NextEra Energy, Inc.	232,168
Electronic Equipment, Instruments & Components 2.3%
3,516	Coherent Corp.*	129,354
2,639	Trimble, Inc.*	122,449
		251,803
Food Products 3.0%
8,518	Simply Good Foods Co.*	329,987
Ground Transportation 7.4%
4,040	Canadian Pacific Kansas City Ltd.	290,880
11,777	CSX Corp.	380,397
2,510	Uber Technologies, Inc.*	141,514
		812,791
Health Care Equipment & Supplies 6.4%
4,251	Baxter International, Inc.	153,376
7,448	Boston Scientific Corp.*	416,269
1,129	Dexcom, Inc.*	130,422
		700,067
Health Care Providers & Services 5.4%
1,679	HCA Healthcare, Inc.	420,556
349	Humana, Inc.	169,216
		589,772
Household Products 2.1%
1,603	Clorox Co.	229,790
Number of Shares		Value
Independent Power and Renewable Electricity Producers 3.7%
15,318	Brookfield Renewable Corp. Class A	$406,540
Life Sciences Tools & Services 4.1%
1,003	Danaher Corp.	223,980
450	Thermo Fisher Scientific, Inc.	223,092
		447,072
Machinery 12.5%
984	Deere & Co.	358,580
6,573	Pentair PLC	424,221
3,593	Westinghouse Air Brake Technologies Corp.	418,800
1,548	Xylem, Inc.	162,741
		1,364,342
Mortgage Real Estate Investment Trusts 0.8%
3,507	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	84,905
Personal Care Products 2.1%
4,289	BellRing Brands, Inc.*	226,888
Pharmaceuticals 7.4%
642	Eli Lilly & Co.	379,448
2,544	Merck & Co., Inc.	260,709
5,531	Pfizer, Inc.	168,529
		808,686
Professional Services 3.2%
1,426	Verisk Analytics, Inc.	344,279
Semiconductors & Semiconductor Equipment 2.2%
225	NVIDIA Corp.	105,232
1,853	ON Semiconductor Corp.*	132,175
		237,407
Software 6.5%
374	Intuit, Inc.	213,726
499	Palo Alto Networks, Inc.*	147,250
854	Tyler Technologies, Inc.*	349,149
		710,125

Total Common Stocks (Cost $10,236,669)		10,643,444
Rights 0.0%(a)
Health Care Equipment & Supplies 0.0%(a)
248	Contra Abiomed, Inc., CVR*(b) (Cost $253)	434
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 2.9%
Investment Companies 2.9%
320,272	State Street Institutional Treasury Money Market Fund Premier Class, 5.31%(c) (Cost $320,272)	$320,272
Total Investments 100.2% (Cost $10,557,194)		10,964,150
Liabilities Less Other Assets (0.2)%		(21,668)
Net Assets 100.0%		$10,942,482

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Represents 7-day effective yield as of November 30, 2023.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$10,643,444	$—	$—	$10,643,444
Rights(b)	—	—	434	434
Short-Term Investments	—	320,272	—	320,272
Total Investments	$10,643,444	$320,272	$434	$10,964,150

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The reconciliation between beginning and ending balances of investments in which unobservable inputs (Level 3) were used is not presented as all values rounded to less than $1,000.
(b)
Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

November 30, 2023
Notes to Schedule of Investments Equity Fundsß (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Growth Fund ("Large Cap Growth"), Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund and Neuberger Berman U.S. Equity Impact Fund (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, preferred stocks, warrants, rights, and escrow units, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßFor Large Cap Growth, the notes to the Schedule of Investments are consolidated notes with the Blocker

Notes to Schedule of Investments Equity Fundsß (Unaudited)  (cont’d)
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Publicly traded securities acquired via a private investment in public equity ("PIPE") transaction are typically valued at a discount to the market price of an issuer's common stock. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up period and the volatility of the underlying security (Level 1 or Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Funds' Board of Trustees (the "Board") designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good-faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
On February 25, 2022, to facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, Large Cap Growth formed NB A24 Guardian Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßFor Large Cap Growth, the notes to the Schedule of Investments are consolidated notes with the Blocker

Notes to Schedule of Investments Equity Fundsß (Unaudited)  (cont’d)
subsidiary of Large Cap Growth and Large Cap Growth expects to remain its sole member. As of November 30, 2023, the value of Large Cap Growth’s investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$936,198	0.0%
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßFor Large Cap Growth, the notes to the Schedule of Investments are consolidated notes with the Blocker

Notes to Schedule of Investments Equity Fundsß (Unaudited) (cont'd)
Legend

Investment Methods:
PIPE	= Private investment in public equity
Other Abbreviations:
ADR	= American Depositary Receipt
CVR	= Contingent Value Right
Management	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company

Currency Abbreviations:
INR	= Indian Rupee
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßFor Large Cap Growth, the notes to the Schedule of Investments are consolidated notes with the Blocker